UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08743

Invesco Senior Income Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Glenn Brightman 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code: (713)
626-1919
Date of fiscal year end: February 28
Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.
(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule
30e-1
under the Investment Company Act of 1940, as amended (the “Act”) is as follows:

Semi-Annual Report to Shareholders	August 31, 2026
Invesco Senior Income Trust
NYSE:
VVR

2	Trust Performance
2	Share Repurchase Program Notice
3	Dividend Reinvestment Plan
4	Consolidated Schedule of Investments
21	Consolidated Financial Statements
25	Consolidated Financial Highlights
26	Notes to Consolidated Financial Statements
38	Approval of Investment Advisory and Sub-Advisory Contracts
40	Proxy Results

Unless otherwise noted, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Trust Performance

Performance summary
Cumulative total returns, 2/28/26 to 8/31/26

Trust at NAV	2.46%

Trust at Market Value	1.61

S&P UBS Leveraged Loan Index ▼	4.28

Market Price Discount to NAV as of 8/31/26	-11.94

Source(s): ▼ Bloomberg LP

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end
performance. Per-formance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.
 Since the Trust is a
closed-end
management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
 The
S&P UBS Leveraged Loan Index
represents tradable, senior-secured,
US-dollar-denominated,
noninvestment-grade loans.
 The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).
 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2026, the Board of Trustees of the Trust approved the renewal of the Trust’s share repurchase program that allows the Trust to repurchase up to 25% of the
20-day
average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursu-
ant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

2	Invesco Senior Income Trust

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end
Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits
∎
Add to your account:
You may increase your shares in your Trust easily and automatically with the Plan.
∎
Low transaction costs:
Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.
∎
Convenience:
You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at
invesco.com/closed-end.
∎
Safekeeping:
The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan
If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/
closed-end
or by writing to Invesco
Closed-End
Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.
If you opt to continue to hold your
non-certificated
whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.
If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting $2.50 per account and a brokerage charge.

3.
You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.
To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit
invesco.com/closed-end.

3	Invesco Senior Income Trust

Consolidated Schedule of Investments
August 31, 2026
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000) (a)	Value

Variable Rate Senior Loan Interests–138.49% (b)(c)
Aerospace & Defense–3.34%
Element Materials Tech Group, Inc., Term Loan (3 mo. Term SOFR + 3.50%)	7.23%	07/06/2029	$767	$772,412

Fairbanks Morse Defense (Arcline FM Holding LLC), Term Loan B (3 mo. Term SOFR + 2.75%)	6.60%	06/23/2030	287	288,562

FDH Group Acquisition, Inc.
Delayed Draw Term Loan (3 mo. Term SOFR + 4.75%) (d)(e)	8.57%	10/21/2031	946	945,727

Delayed Draw Term Loan (d)(e)(f)	0.00%	11/04/2031	411	410,884

Term Loan B (3 mo. Term SOFR + 4.75%) (d)(e)	8.48%	11/04/2031	3,585	3,584,864

Modern Aviation FBO Holdings LLC, Term Loan (3 mo. Term SOFR + 3.00%)	6.73%	06/30/2033	585	588,866

NAC Aviation 8 Ltd. (Ireland), Revolver Loan (e)(f)	0.00%	12/31/2026	1,826	1,826,168

OneSky Flight LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	6.40%	02/04/2033	894	897,765

PennAero (Takeoff Buyer, Inc.)
Delayed Draw Term Loan (f)	0.00%	03/16/2033	72	72,090

Term Loan B (3 mo. Term SOFR + 3.25%)	6.98%	03/16/2033	448	450,563

Rand Parent LLC (Atlas Air), First Lien Incremental Term Loan B (3 mo. Term SOFR + 3.00%)	6.82%	03/18/2030	3,399	3,417,437

S3 AeroDefense
Delayed Draw Term Loan (d)(e)(f)	0.00%	05/01/2032	1,724	1,708,771

Term Loan A (1 mo. Term SOFR + 5.00%) (d)(e)	8.76%	05/01/2032	2,299	2,278,361

				17,242,470

Air Transport–0.45%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan B (3 mo. Term SOFR + 2.75%)	6.48%	05/28/2032	588	589,361

American Airlines, Inc., Term Loan (3 mo. Term SOFR + 3.00%)	6.76%	05/20/2033	1,530	1,528,069

WestJet Airlines Ltd. (Canada), Term Loan (3 mo. Term SOFR + 3.25%)	6.82%	02/14/2031	194	187,396

				2,304,826

Automotive–6.31%
American Axle & Manufacturing, Inc., Term Loan C (3 mo. Term SOFR + 3.25%)	6.92%	02/03/2033	780	783,728

Autokiniton US Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.11%)	7.80%	04/06/2028	1,828	1,829,819

DexKo Global Inc., Term Loan B (3 mo. Term SOFR + 5.00%)	8.82%	10/04/2031	799	776,763

Highline Aftermarket Acquisition LLC, Term Loan B (6 mo. Term SOFR + 3.50%)	7.23%	02/19/2030	2,657	2,676,522

LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), Term Loan B-1 (1 mo. Term SOFR + 2.50%)	6.19%	04/23/2031	3,093	3,095,120

M&D Distributors
Delayed Draw Term Loan (3 mo. Term SOFR + 6.25%) (d)(e)	9.91%	08/31/2028	2,299	2,204,907

Revolver Loan (3 mo. Term SOFR + 6.25%) (d)(e)	9.92%	08/31/2028	871	835,253

Revolver Loan (d)(e)(f)	0.00%	08/31/2028	311	298,498

Term Loan (3 mo. Term SOFR + 6.25%) (d)(e)	9.91%	08/31/2028	6,509	6,241,864

Mavis Tire Express Services Topco Corp., Term Loan (3 mo. Term SOFR + 3.00%)	6.67%	05/04/2028	2,812	2,813,708

Muth Mirror Systems LLC
Revolver Loan (d)(e)(f)	0.00%	03/31/2027	381	121,824

Revolver Loan 4.00% PIK Rate, 7.00% Cash Rate
(Acquired 04/23/2019-09/30/2025; Cost $1,522,232) (d)(e)(g)(h)	1.50%	03/31/2027	1,142	365,472

Term Loan
(Acquired 04/23/2019-06/30/2026; Cost $18,024,807) (d)(e)(h)(i)	-	03/31/2027	18,055	5,777,622

Paint Intermediate III LLC, First Lien Incremental Term Loan B (3 mo. Term SOFR + 2.50%)	6.27%	10/09/2031	2,554	2,562,873

Project Boost Purchaser LLC, Term Loan (3 mo. Term SOFR + 2.75%)	6.48%	07/16/2031	2,165	2,139,473

Wand NewCo 3, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.19%	01/30/2031	79	79,160

				32,602,606

Beverage & Tobacco–0.64%
AI Aqua Merger Sub, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.21%	07/04/2033	3,134	3,148,618

City Brewing Co. LLC
First Lien Term Loan (3 mo. Term SOFR + 7.00%) (e)	10.76%	09/30/2030	1,379	6,892

Term Loan (3 mo. Term SOFR + 7.00%) (e)	10.76%	09/30/2030	451	90,113

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

4	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value

Beverage & Tobacco–(continued)
Savor Acquisition, Inc. (Sauer Brands), Term Loan B (3 mo. Term SOFR + 3.00%)	6.82%	02/19/2032		$43	$43,579

					3,289,202

Brokers, Dealers & Investment Houses–1.55%
Ascensus Group Holdings, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	6.69%	11/24/2032		1,977	1,953,159

Envestnet, Inc. (BCPE Pequod Buyer, Inc), Term Loan B (1 mo. Term SOFR + 2.75%)	6.44%	11/25/2031		744	740,472

GC Ferry Acquisition I, Inc. (First Eagle Investment Management LLC)
Delayed Draw Term Loan (f)	0.00%	08/16/2032		536	538,297

Term Loan B (3 mo. Term SOFR + 3.50%)	7.23%	08/16/2032		3,121	3,137,117

Orion US Finco (OSTTRA), Second Lien Term Loan B (3 mo. Term SOFR + 5.50%)	9.26%	10/10/2033		416	414,635

OSTTRA Group Ltd., First Lien Term Loan (3 mo. Term SOFR + 3.00%)	6.75%	10/08/2032		1,244	1,247,346

					8,031,026

Building & Development–3.77%
Anvil UK Bidco Ltd. (Leviat) (United Kingdom), Term Loan B (3 mo. EURIBOR + 6.25%) (d)(e)	8.80%	05/03/2032	EUR	5,529	6,357,815

Chariot Buyer LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	6.44%	09/08/2032		2,815	2,822,706

Empire Today LLC, Term Loan (3 mo. Term SOFR + 5.50%)
(Acquired 05/01/2026; Cost $1,080,876) (e)(h)	9.31%	05/03/2032		1,081	1,080,876

Green Infrastructure Partners (Canada), Term Loan (3 mo. Term SOFR + 2.75%)	6.48%	09/24/2032		1,193	1,197,979

Gulfside Supply, Inc., Term Loan B (3 mo. Term SOFR + 3.00%)	6.73%	06/17/2031		817	715,846

Icebox Holdco III, Inc.
First Lien Term Loan (3 mo. Term SOFR + 3.25%)	6.98%	12/22/2031		1,674	1,685,355

Second Lien Term Loan (3 mo. Term SOFR + 6.50%)	10.23%	12/22/2032		593	599,455

Interior Logic Group, Inc. (Signal Parent), Term Loan B (3 mo. Term SOFR + 3.60%) (Acquired 09/11/2023-10/17/2023; Cost $1,955,803) (e)(h)	7.42%	04/03/2028		2,101	1,133,450

IPS Corp./CP Iris Holdco
Delayed Draw Term Loan (f)	0.00%	10/27/2032		48	47,230

Term Loan B (3 mo. Term SOFR + 4.00%)	7.69%	10/27/2032		1,643	1,602,145

Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. Term SOFR + 4.25%)	7.98%	04/29/2029		2,245	1,527,087

TAMKO Building Products LLC, Incremental Term Loan B (3 mo. Term SOFR + 3.00%)	6.82%	09/20/2030		756	720,882

					19,490,826

Business Equipment & Services–24.63%
Allied Universal Holdco LLC (Luxembourg), Term Loan (1 mo. Term SOFR + 3.25%)	6.94%	08/20/2032		3,502	3,520,988

Allspring Buyer LLC, Term Loan B (i)	-	11/01/2030		790	794,158

Azuria Water Solutions, Inc
Delayed Draw Term Loan (i)	-	04/25/2033		6	6,047

Delayed Draw Term Loan (f)	0.00%	04/25/2033		20	20,077

Term Loan (1 mo. Term SOFR + 2.75%)	6.82%	04/25/2033		336	335,263

Cloud Software Group, Inc.
Term Loan B (3 mo. Term SOFR + 3.25%)	6.98%	08/13/2032		1,145	1,091,844

Term Loan B-2 (3 mo. Term SOFR + 3.25%)	6.98%	03/21/2031		1,161	1,113,302

Clover Holdings 2 LLC, Term Loan B (3 mo. Term SOFR + 3.75%)	7.39%	12/09/2031		784	773,432

Constant Contact, Inc.
Second Lien Term Loan (3 mo. Term SOFR + 7.76%)	11.51%	02/12/2029		1,012	920,743

Term Loan (3 mo. Term SOFR + 4.25%)	8.01%	02/10/2028		2,435	2,369,870

CV Intermediate Holdco Corp. (Class Valuation)
Delayed Draw Term Loan (1 mo. SOFR + 5.50%) (d)(e)	4.02%	09/30/2027		11,120	11,019,798

First Lien Term Loan (3 mo. Term SOFR + 5.65%) (d)(e)	9.49%	09/30/2027		7,508	7,440,375

Revolver Loan (1 mo. SOFR + 5.75%) (d)(e)	9.32%	09/30/2027		1,177	1,166,721

D&H United Fueling Solutions
Delayed Draw Term Loan B (3 mo. Term SOFR + 5.15%) (d)(e)	8.90%	09/15/2028		1,384	1,373,395

Incremental Delayed Draw Term Loan (3 mo. Term SOFR + 5.15%) (d)(e)	8.88%	09/15/2028		226	224,064

Incremental Delayed Draw Term Loan (e)(f)	0.00%	09/15/2028		185	183,325

Incremental Term Loan (3 mo. Term SOFR + 5.15%) (d)(e)	8.88%	09/15/2028		3,054	3,029,432

Revolver Loan (3 mo. Term SOFR + 5.15%) (d)(e)	10.75%	09/15/2028		188	186,737

Revolver Loan (3 mo. Term SOFR + 5.15%) (d)(e)	10.75%	09/18/2028		103	101,836

Revolver Loan (d)(e)(f)	0.00%	09/15/2028		17	16,957

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000) (a)	Value

Business Equipment & Services–(continued)
Emma Buyer LLC (Emerald Exposition)
Delayed Draw Term Loan (f)	0.00%	06/17/2033	$48	$48,398

Term Loan B (3 mo. Term SOFR + 3.50%)	7.19%	06/17/2033	465	467,042

Esquire Deposition Solutions LLC
Delayed Draw Term Loan (3 mo. Term SOFR + 5.00%) (d)(e)	8.73%	12/30/2027	2,484	2,473,734

Incremental Delayed Draw Term Loan (3 mo. Term SOFR + 5.00%) (d)(e)	8.73%	12/30/2027	3,467	3,453,560

Revolver Loan (d)(e)(f)	0.00%	12/30/2027	1,279	1,274,026

Term Loan (3 mo. Term SOFR + 5.00%) (d)(e)	8.73%	12/30/2027	11,134	11,088,959

G-3 Musketeers Acquisition, Inc.
Term Loan (d) (e)(f)	0.00%	07/21/2032	880	873,680

Term Loan (d)(e)(f)	0.00%	07/21/2032	264	260,123

Term Loan (1 mo. Term SOFR + 5.25%) (d)(e)	8.91%	07/21/2032	1,356	1,335,299

Garda World Security Corp. (Canada), Term Loan (3 mo. Term SOFR + 2.75%)	6.51%	02/01/2029	4,682	4,688,522

GI Revelation Acquisition LLC, Term Loan B-4 (1 mo. Term SOFR + 3.50%)	7.19%	05/12/2028	1,781	1,677,122

Heron BidCo, LLC (Heidrick & Struggles International Inc), Term Loan B (3 mo. Term SOFR + 3.75%)	7.73%	12/10/2032	1,856	1,869,889

IMS Services Enterprises LLC
Delayed Draw Term Loan (e)(f)	0.00%	04/01/2033	493	489,379

Delayed Draw Term Loan (3 mo. Term SOFR + 4.75%) (d)(e)	8.48%	04/01/2033	102	101,659

Revolver Loan (d)(e)(f)	0.00%	04/01/2033	238	236,415

Term Loan (6 mo. Term SOFR + 4.75%) (d)(e)	8.59%	04/01/2033	1,667	1,654,905

Lamark Media Group LLC
Delayed Draw Term Loan (3 mo. Term SOFR + 5.00%) (d)(e)	8.73%	10/14/2027	1,573	1,572,911

Revolver Loan (d)(e)(f)	0.00%	10/14/2027	543	543,320

Revolver Loan (3 mo. Term SOFR + 5.00%) (d)(e)	8.73%	10/14/2027	543	543,320

Term Loan (3 mo. Term SOFR + 5.00%) (d)(e)	8.73%	10/14/2027	7,264	7,264,186

Term Loan (3 mo. Term SOFR + 5.00%) (d)(e)	8.73%	10/14/2027	2,368	2,368,421

Learning Care Group (US) No. 2, Inc., Term Loan B (3 mo. Term SOFR + 4.00%)	7.81%	08/11/2028	1,563	1,189,075

LSF 12 Phoenix Holdco, LLC (dba Alliance Ground International), Term Loan B (1 mo. Term SOFR + 4.50%) (e)	8.19%	03/25/2033	1,069	1,071,149

Monitronics International, Inc., DIP Term Loan A (3 mo. Term SOFR + 7.76%)
(Acquired 06/30/2023-02/16/2024; Cost $5,975,389) (e)(h)	11.49%	06/30/2028	5,969	5,966,353

NAS LLC (d.b.a. Nationwide Marketing Group)
Revolver Loan (d)(e)(j)	0.00%	11/15/2026	862	824,043

Term Loan (d)(e)(j)	0.00%	11/15/2026	8,023	7,670,289

Term Loan (d)(e)(j)	0.00%	11/15/2026	3,259	3,115,242

Term Loan (d)(e)(j)	0.00%	11/15/2026	1,524	1,457,143

Netrix LLC
Revolver Loan (d)(e)(f)	0.00%	10/31/2031	735	704,604

Term Loan A (1 mo. Term SOFR + 5.50%) (d)(e)	9.19%	10/31/2031	4,244	4,069,944

OCM System One Buyer CTB LLC, Term Loan B (1 mo. SOFR + 3.75%) (e)	7.44%	08/17/2033	1,512	1,508,619

Orchid Merger Sub II LLC, Term Loan (6 mo. Term SOFR + 5.00%) (e)	9.04%	01/14/2031	1,214	1,008,063

Orion Services Group, LLC, Term Loan (3 mo. Term SOFR + 5.25%) (d)(e)	8.98%	01/22/2032	2,000	1,980,000

Project Dragon (Voyix Digital Banking), Term Loan B (3 mo. Term SOFR + 2.75%)	6.48%	09/30/2031	1,984	1,581,941

Prometric Holdings, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	7.44%	06/25/2032	1,615	1,620,898

Ryan LLC (Ryan Tax), Term Loan (1 mo. Term SOFR + 3.50%)	7.19%	11/05/2032	1,810	1,820,351

Socotec (Holding SAS) (France), Term Loan (6 mo. Term SOFR + 2.75%)	6.37%	06/02/2031	457	458,286

Spin Holdco Inc.
Term Loan (3 mo. Term SOFR + 4.25%)	8.01%	09/04/2030	9,711	6,836,726

Term Loan B (3 mo. Term SOFR + 5.43%)	9.18%	09/28/2030	2,649	2,736,186

team.blue Finco S.a.r.l. (Netherlands), Term Loan (3 mo. Term SOFR + 3.25%)	6.98%	07/12/2032	333	325,261

UnitedLex Corp.
Delayed Draw Term Loan (e)(i)	-	09/30/2026	74	74,089

Term Loan (e)(j)	0.00%	03/20/2027	845	131,785

Veritext Corp., Term Loan (1 mo. Term SOFR + 3.00%)	6.69%	08/09/2030	1,200	1,186,974

				127,310,255

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value
Cable & Satellite Television–5.57%
Altice Financing S.A. (Altice-Int’l) (Luxembourg)
Term Loan (3 mo. Term SOFR + 5.00%)	8.75%	10/31/2027		$248	$156,058

Term Loan B (3 mo. EURIBOR + 5.00%)	7.43%	10/31/2027	EUR	469	352,455

Term Loan B (3 mo. EURIBOR + 5.00%)	7.43%	11/01/2027	EUR	1,067	802,197

Atlantic Broadband Finance LLC (Cogeco), Term Loan B-1 (1 mo. Term SOFR + 3.25%)	6.94%	09/18/2030		2,453	2,009,348

Charter Communications Operating LLC, Term Loan B-5 (1 mo. Term SOFR + 2.25%)	5.98%	12/15/2031		799	787,481

Lightning Finco Ltd. (LiveU) (United Kingdom)
Term Loan B-1 (3 mo. Term SOFR + 5.75%) (d)(e)	10.23%	08/31/2028		17,300	17,300,530

Term Loan B-2 (6 mo. EURIBOR + 5.75%) (d)(e)	8.35%	08/31/2028	EUR	1,775	2,062,322

SFR-Numericable (YPSO, Altice France) (France)
Term Loan B-11 (3 mo. Term SOFR + 4.13%)	7.87%	04/30/2028		126	125,960

Term Loan B-12 (3 mo. Term SOFR + 5.06%)	8.82%	10/30/2028		984	987,860

Term Loan B-13 (3 mo. Term SOFR + 5.38%)	9.13%	05/14/2029		1,350	1,357,588

Term Loan B-14 (3 mo. EURIBOR + 6.88%)	9.29%	05/30/2031	EUR	753	886,119

Virgin Media 02 - LG (United Kingdom), Term Loan Y (6 mo. Term SOFR + 3.28%)	6.97%	03/31/2031		2,234	1,951,564

					28,779,482

Chemicals & Plastics–14.99%
A-Gas Finco, Inc., Term Loan (3 mo. Term SOFR + 5.25%)	8.98%	12/14/2029		2,064	1,969,137

Ascend Performance Materials Operations LLC, Term Loan (Acquired 12/19/2025-06/30/2026; Cost $1,564,965) (e)(h)(i)	-	12/19/2030		1,693	2,497,254

BASF Coatings (Jersey), Term Loan (3 mo. Term SOFR + 3.50%)	7.24%	06/29/2033		712	717,577

Castrol (SP Motion Holdco EUR/Stonepeak Motion Finco LLC USD) (United Kingdom), Term Loan B (i)	-	06/24/2033		2,494	2,506,348

Derby Buyer LLC (Delrin), Term Loan (1 mo. Term SOFR + 2.75%)	6.39%	11/01/2030		2,266	2,280,500

Fortis 333, Inc. (Ineos Composites), Term Loan B (3 mo. Term SOFR + 3.00%)	6.98%	03/27/2032		323	324,362

Gougeon Holdings Co., Inc.
Delayed Draw Term Loan (3 mo. Term SOFR + 4.75%) (d)(e)	8.51%	05/30/2031		1,079	1,089,427

Incremental Delayed Draw Term Loan (3 mo. Term SOFR + 4.75%) (d)(e)	8.51%	05/30/2031		928	936,908

Incremental Term Loan (d)(e)(f)	0.00%	05/30/2031		1,236	1,248,188

Revolver Loan (e)(f)	0.00%	05/30/2031		320	319,798

Revolver Loan (3 mo. PRIME + 3.75%) (d)(e)	10.50%	05/30/2031		222	222,233

Term Loan A (3 mo. Term SOFR + 4.75%) (d)(e)	8.51%	05/30/2031		2,683	2,709,882

Hasa Intermediate Holdings LLC
Delayed Draw Term Loan (d)(e)(f)	0.00%	01/10/2029		1,071	1,071,003

Delayed Draw Term Loan (1 mo. Term SOFR + 4.50%) (d)(e)	8.23%	01/10/2029		432	431,947

Incremental Delayed Draw Term Loan (e)(f)	0.00%	01/10/2029		108	108,131

Incremental Term Loan (3 mo. Term SOFR + 4.50%) (e)	8.23%	01/10/2029		1,081	1,080,647

Revolver Loan (3 mo. Term SOFR + 4.50%) (d)(e)	8.23%	01/10/2029		473	473,235

Revolver Loan (d)(e)(f)	0.00%	01/10/2029		1,499	1,498,580

Term Loan (3 mo. Term SOFR + 4.50%) (d)(e)	8.23%	01/10/2029		13,156	13,156,404

Hexion International Holdings B.V., Term Loan B (1 mo. Term SOFR + 4.00%)	7.69%	03/15/2029		1,986	1,961,871

Ineos Quattro (STYRO) (United Kingdom)
Term Loan B (1 mo. EURIBOR + 4.50%)	6.75%	04/02/2029	EUR	148	143,197

Term Loan B (1 mo. Term SOFR + 4.35%)	8.04%	04/02/2029		2,772	2,336,891

Term Loan B (1 mo. Term SOFR + 3.85%)	7.54%	03/14/2030		449	359,278

Ineos US Finance LLC
Term Loan (1 mo. Term SOFR + 3.25%)	6.94%	02/18/2030		1,650	1,564,737

Term Loan B (1 mo. Term SOFR + 3.00%)	6.69%	02/07/2031		2,637	2,462,343

Lummus Technology Holdings V LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.19%	12/31/2029		727	727,072

Matrix Adhesives
Delayed Draw Term Loan (e)(f)	0.00%	03/23/2033		172	169,880

Delayed Draw Term Loan (1 mo. Term SOFR + 4.50%) (d)(e)	8.19%	03/23/2033		388	384,078

Revolver Loan (e)(f)	0.00%	03/23/2033		215	212,720

Revolver Loan (1 mo. Term SOFR + 4.50%) (d)(e)	8.19%	03/23/2033		9	8,863

Term Loan A (1 mo. Term SOFR + 4.50%) (d)(e)	8.19%	03/23/2033		1,214	1,201,448

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value
Chemicals & Plastics–(continued)
MicroCare Holdings LLC
Delayed Draw Term Loan (d)(e)(f)	0.00%	08/08/2031		$1,225	$1,225,490

Revolver Loan (d)(e)(f)	0.00%	08/08/2031		1,225	1,225,490

Term Loan (3 mo. Term SOFR + 5.00%) (d)(e)	8.76%	08/08/2031		7,492	7,492,402

Nouryon Finance B.V., Term Loan B (3 mo. Term SOFR + 3.50%)	7.17%	07/08/2031		787	791,077

Olympus Water US Holding Corp., First Lien Term Loan (3 mo. Term SOFR + 3.00%)	7.07%	06/20/2031		779	780,649

Oxea Corp. (OQ Chemicals), Term Loan B-2 (3 mo. Term SOFR + 4.85%) (Acquired 06/23/2023-07/06/2026; Cost $5,843,501) (h)	8.60%	04/08/2031		6,197	4,146,640

SCIL USA Holdings LLC, Term Loan B (3 mo. Term SOFR + 4.00% )(e)	7.76%	11/08/2032		1,598	1,611,484

V Global Holdings LLC
Revolver Loan (1 mo. Term SOFR + 5.85%) (d)(e)	9.88%	01/02/2029		819	763,719

Revolver Loan (d)(e)(f)	0.00%	01/02/2029		774	721,655

Term Loan (3 mo. Term SOFR + 5.90%) (d)(e)	9.63%	01/02/2029		12,679	11,816,386

Windsor Holdings III LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	6.44%	08/01/2030		744	748,709

					77,497,640

Clothing & Textiles–0.46%
Tory Burch LLC, Term Loan B (1 mo. Term SOFR + 4.00%)	7.69%	04/30/2031		775	781,862

Varsity Brands, Inc., Term Loan (3 mo. Term SOFR + 2.75%)	6.48%	08/26/2031		1,585	1,587,908

					2,369,770

Containers & Glass Products–5.82%
Berlin Packaging LLC, Term Loan (3 mo. Term SOFR + 3.25%)	6.98%	06/07/2031		2,089	2,083,377

Clydesdale Acquisition Holdings, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	6.94%	04/01/2032		2,605	2,572,721

Consolidated Container Co. LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.19%	06/11/2031		805	786,792

Evaaro US Bidco (Keg Logistics + Ekeg MergeCo)
Delayed Draw Term Loan (e)(f)	0.00%	04/03/2032	GBP	11	14,954

Delayed Draw Term Loan (d)(e)(f)	0.00%	04/03/2032		273	269,463

Delayed Draw Term Loan (d)(e)	8.73%	04/03/2032	GBP	45	59,817

Revolver Loan (d)(e)(f)	0.00%	04/03/2032		222	218,401

Term Loan A (1 mo. Term SOFR + 5.05%) (d)(e)	8.75%	04/03/2032		1,046	1,031,773

Term Loan B (3 mo. GBP SONIA + 5.00%) (d)(e)	8.73%	04/03/2032	GBP	289	385,616

Graham Packaging Co., Inc., Term Loan (1 mo. Term SOFR + 2.25%)	5.94%	01/26/2033		1,228	1,232,261

Iris Holding, Inc. (Intertape), First Lien Term Loan (3 mo. Term SOFR + 4.85%)	8.67%	06/28/2028		2,114	2,041,637

Keg Logistics LLC, Revolver Loan (d)(e)(f)	0.00%	11/23/2027		1,663	1,662,667

Libbey Glass LLC, Term Loan B (3 mo. Term SOFR + 6.65%) (Acquired 11/22/2022-01/23/2025; Cost $5,117,675) (e)(h)	10.49%	11/22/2027		5,201	4,980,490

Mold-Rite Plastics LLC (Valcour Packaging LLC)
Term Loan A-1 (1 mo. Term SOFR + 5.25%)	8.91%	10/04/2028		2,206	2,226,098

Term Loan A-2 (1 mo. Term SOFR + 3.86%)	7.52%	10/04/2028		2,539	2,095,774

Plastipak Packaging, Inc., Term Loan (1 mo. Term SOFR + 2.50%)	6.19%	09/24/2032		1,226	1,230,348

Pregis Corp., Term Loan B (1 mo. Term SOFR + 3.75%)	7.44%	02/01/2029		1,685	1,698,167

Sword Purchaser LLC, Term Loan (1 mo. Term SOFR + 4.00%)	7.69%	04/09/2033		3,216	3,186,183

TricorBraun, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	6.94%	03/03/2031		1,189	1,079,438

Trident TPI Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 3.75%)	7.48%	09/15/2028		1,270	1,246,726

					30,102,703

Cosmetics & Toiletries–1.04%
Bausch & Lomb Corp., Term Loan (1 mo. Term SOFR + 3.75%)	7.44%	01/15/2031		4,053	4,083,513

Reckitt Essential Home (Lavender B.V./US Holdco), Term Loan (3 mo. Term SOFR + 3.25%)	6.98%	12/30/2032		925	926,745

Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	7.46%	06/29/2028	EUR	350	378,999

					5,389,257

Drugs–0.17%
Grifols International Services DAC, First Lien Term Loan B (6 mo. Term SOFR + 2.50%)	6.19%	04/14/2033		867	870,370

Ecological Services & Equipment–2.01%
Anticimex Global AB (Sweden), Term Loan (3 mo. Term SOFR + 2.81%)	6.55%	11/17/2031		1,143	1,148,797

Arcwood Environmental Inc., Term Loan (3 mo. Term SOFR + 3.00%) (e)	6.82%	04/01/2033		663	669,177

Deep Blue Midland Basin LLC, Term Loan B (3 mo. Term SOFR + 2.25%) (e)	5.90%	10/01/2032		1,356	1,362,390

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value
Ecological Services & Equipment–(continued)
EnergySolutions LLC
Term Loan (1 mo. Term SOFR + 3.25%)	6.94%	09/20/2030		$2,213	$2,217,112

Term Loan B (i)	-	07/23/2033		1,466	1,479,644

Erie US Merger Sub, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.16%	03/03/2032		666	668,801

Groundworks LLC, Term Loan (1 mo. Term SOFR + 3.50%)	7.19%	03/14/2031		2,534	2,546,303

Tidal Waste & Recycling Holdings LLC (Coastal Waste & Recyling), Term Loan (3 mo. Term SOFR + 2.75%)	6.48%	10/24/2031		281	282,335

					10,374,559

Electronics & Electrical–8.50%
ADI Global Distribution Funding LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	6.44%	06/17/2033		535	537,766

Dayforce LLC, Term Loan (3 mo. Term SOFR + 3.00%)	6.82%	02/04/2033		1,721	1,665,203

Delta Topco, Inc. (Infoblox, Inc.), Term Loan B (3 mo. Term SOFR + 2.75%)	6.40%	11/30/2029		782	764,870

Duck Creek Technologies, Inc. (Disco Parent, Inc.), Term Loan (3 mo. Term SOFR + 3.00%) (e)	6.76%	08/06/2032		785	782,194

Exclusive Group (France)
Term Loan B-1 (3 mo. Term SOFR + 4.50%)	8.25%	12/10/2031		683	661,149

Term Loan B-2 (3 mo. Term SOFR + 4.50%)	8.25%	12/10/2031		340	329,337

Gryphon Debt Merger Sub, Inc. (aka Altera) (United Kingdom), Term Loan B (3 mo. Term SOFR + 2.75%)	6.41%	09/10/2032		2,220	2,231,346

Idemia Group S.A.S. (Oberthur Tech/Morpho/OBETEC), Term Loan B-5 (3 mo. Term SOFR + 4.25%)	7.98%	09/30/2028		1,190	1,187,495

Infinite Electronics
First Lien Incremental Term Loan (1 mo. Term SOFR + 6.25%) (e)	9.98%	03/02/2028		906	909,286

First Lien Term Loan (3 mo. Term SOFR + 3.76%)	7.58%	03/02/2028		1,199	1,199,292

Second Lien Term Loan (3 mo. Term SOFR + 7.26%)	11.08%	03/02/2029		441	436,393

Instructure Holdings, Inc., Term Loan (3 mo. Term SOFR + 2.75%)	6.45%	11/13/2031		2,016	1,940,499

ION Platform Finance US, Inc., Term Loan (3 mo. Term SOFR + 3.75%)	7.48%	10/07/2032		3,700	2,852,158

KnowBe4 (aka Oranje MidCo. LLC), Term Loan B (3 mo. Term SOFR + 3.75%)	7.57%	07/26/2032		336	245,413

Learning Pool (Brook Bidco Ltd.) (United Kingdom)
Term Loan (6 mo. Term SOFR + 6.75%) (e)	10.76%	07/10/2028		1,143	1,093,952

Term Loan B (6 mo. GBP SONIA + 7.03%) (e)	10.76%	07/10/2028	GBP	854	1,107,664

Mavenir Systems, Inc., Second Lien Term Loan (e)	12.00%	07/26/2030		312	204,917

McAfee Enterprise, Term Loan (3 mo. Term SOFR + 3.25%)	10.07%	07/27/2028		2,154	2,137,094

Modena Buyer LLC (End User Computing), Term Loan (3 mo. Term SOFR + 4.25%)	8.07%	07/01/2031		2,683	2,588,781

Proofpoint, Inc., Extended Term Loan (3 mo. Term SOFR + 4.50%)	8.25%	08/31/2030		3,147	3,108,950

Quest Software US Holdings, Inc.
First Lien Term Loan (3 mo. Term SOFR + 4.40%)	8.22%	02/01/2029		4,230	2,273,875

First Lien Term Loan (3 mo. Term SOFR + 6.00%)	9.82%	02/01/2029		2,638	2,558,615

Renaissance Holding Corp., Term Loan (1 mo. Term SOFR + 4.00%)	7.69%	04/05/2030		3,639	2,814,297

SonicWall US Holdings, Inc.
First Lien Term Loan (3 mo. Term SOFR + 5.00%)	8.74%	04/26/2030		2,584	976,343

First Lien Term Loan (3 mo. Term SOFR + 7.50%)	11.24%	04/26/2030		522	515,254

STG-Fairway Acquisitions, Inc., First Lien Term Loan B-3 (3 mo. Term SOFR + 2.75%)	6.48%	10/31/2031		2,020	2,022,526

UKG, Inc., Term Loan B (3 mo. Term SOFR + 2.25%)	6.07%	02/10/2031		2,398	2,335,166

Utimaco (SGT Ultimate BidCo GmbH) (Germany)
Term Loan B-1 (6 mo. EURIBOR + 5.50%) (e)	7.95%	05/31/2029	EUR	2,576	2,983,146

Term Loan B-2 (6 mo. Term SOFR + 5.93%) (e)	9.44%	05/31/2029		1,454	1,449,866

					43,912,847

Financial Intermediaries–3.58%
American Airlines, Inc. (France), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	08/05/2033	EUR	1,000	1,150,904

AnaCap (AFE S.A. SICAV-RAIF) (Italy)
Delayed Draw Term Loan (e)	10.50%	01/01/2030	EUR	163	187,938

Delayed Draw Term Loan (e)(f)	0.00%	01/01/2030	EUR	75	86,525

Term Loan (1 mo. EURIBOR + 1.50%) (e)	10.50%	01/01/2030	EUR	193	221,938

Term Loan (1 yr. EURIBOR + 0.02%) (e)	0.02%	01/15/2035	EUR	1,403	0

Term Loan B (3 mo. EURIBOR + 4.00%) (e)	6.46%	01/15/2030	EUR	1,737	1,718,324

AssetMark Financial Holdings, Inc., Term Loan B (3 mo. Term SOFR + 2.25%)	5.98%	09/05/2031		700	699,624

Broadstreet Partners, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.19%	06/13/2031		790	779,722

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value
Financial Intermediaries–(continued)
Citrin Cooperman Advisors LLC
Delayed Draw Term Loan (e)(f)	0.00%	04/01/2032		$212	$205,943

Term Loan B (3 mo. Term SOFR + 3.00%)	6.73%	04/01/2032		1,001	988,841

Edelman Financial Engines Center LLC, Term Loan B (1 mo. Term SOFR + 4.75%)	7.69%	12/01/2031		2,089	2,102,788

Eisner Advisory Group LLC
Delayed Draw Term Loan (e)(f)	0.00%	02/28/2031		712	713,935

Incremental Term Loan (1 mo. Term SOFR + 4.00%)	7.69%	02/28/2031		893	886,370

Focus Financial Partners LLC, Term Loan B-8 (1 mo. Term SOFR + 2.75%)	6.40%	09/15/2031		987	977,619

Grant Thornton Advisors LLC, Incremental Term Loan B (1 mo. Term SOFR + 2.75%)	6.44%	06/02/2031		3,090	2,956,275

Hightower Holding LLC, Term Loan B (3 mo. Term SOFR + 2.75%) (e)	6.51%	02/03/2032		1,152	1,151,974

Hightower Holding LLC., Delayed Draw Term Loan (e)(f)	0.00%	02/03/2032		291	290,831

NFP Wealth (Chicago US MidCo III)
Delayed Draw Term Loan (f)	0.00%	11/01/2032		133	132,608

Term Loan B (1 mo. Term SOFR + 2.50%)	6.19%	11/01/2032		896	890,659

Tegra118 Wealth Solutions, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	7.82%	01/27/2033		1,588	1,595,629

Tricor (Thevelia/Vistra-Virtue), Term Loan (3 mo. Term SOFR + 3.00%)	6.73%	06/18/2029		788	775,562

					18,514,009

Food & Drug Retailers–0.06%
Prosol (Helia Bidco/ZF Invest/ZF Bidco) (France), Term Loan B-1 (3 mo. EURIBOR + 3.75%)	6.15%	05/06/2033	EUR	253	292,627

Food Products–7.72%
Arnott’s (Snacking Investments US LLC), Term Loan B (3 mo. Term SOFR + 2.50%)	6.32%	10/29/2032		1,486	1,493,806

BrightPet (AMCP Pet Holdings, Inc.)
Incremental Term Loan B 1.50% PIK Rate, 9.47% Cash Rate (3 mo. SOFR +
4.00%) (d)(e)(g)	4.00%	10/05/2026		3,933	2,308,718

PIK Term Loan, 1.50% PIK Rate, 9.47% Cash Rate (d)(e)(g)	1.50%	10/05/2026		3,869	2,271,374

Revolver Loan (3 mo. Term SOFR + 7.15%) (d)(e)	10.97%	10/05/2026		1,458	855,942

Cerelia (Trustfood Bidco) (France), Term Loan (3 mo. EURIBOR + 3.75%)	6.04%	06/24/2032	EUR	250	292,021

CHG PPC Parent LLC, Term Loan B (1 mo. Term SOFR + 3.11%)	6.80%	12/08/2028		415	417,936

Flora Foods (Netherlands), Term Loan B-15 (6 mo. Term SOFR + 4.25%)	7.87%	10/31/2030		2,864	2,788,332

Florida Food Products LLC
First Lien Term Loan (3 mo. Term SOFR + 5.50%)	9.23%	10/15/2030		1,188	1,181,767

First Lien Term Loan B (3 mo. Term SOFR + 5.50%)	9.23%	10/15/2030		880	875,657

First Lien Term Loan C (3 mo. Term SOFR + 5.50%)	9.23%	10/15/2030		126	125,341

Second Lien Term Loan A (3 mo. Term SOFR + 5.25%) (e)	8.99%	10/15/2030		2,856	2,284,538

Second Lien Term Loan B (3 mo. Term SOFR + 5.00%) (e)	8.73%	10/15/2030		409	327,007

Second Lien Term Loan C (3 mo. Term SOFR + 5.25%) (e)	8.99%	10/15/2030		181	144,854

Second Lien Term Loan D (3 mo. Term SOFR + 5.25%) (e)	8.99%	10/15/2030		57	45,299

Third Lien Term Loan (3 mo. Term SOFR + 8.25%)	11.99%	04/15/2031		954	250,515

Froneri International PLC (United Kingdom), Term Loan (6 mo. Term SOFR + 2.50%)	6.45%	09/30/2032		2,056	2,050,770

Shearer’s Foods LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	6.44%	02/12/2031		790	784,310

Solina (Powder Bidco), Term Loan B (3 mo. Term SOFR + 3.25%)	6.91%	09/12/2032		1,366	1,373,761

Teasdale Foods, Inc., Term Loan (d)(e)(i)	-	03/30/2029		16,768	12,391,201

TreeHouse Foods, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	7.44%	02/11/2033		1,552	1,559,736

Western Smokehouse Partners
Delayed Draw Term Loan (d)(e)(f)	0.00%	03/31/2029		343	341,529

Delayed Draw Term Loan (1 mo. Term SOFR + 5.50%) (d)(e)	9.21%	03/31/2029		114	113,559

Delayed Draw Term Loan (1 mo. Term SOFR + 5.50%) (d)(e)	9.21%	03/31/2030		408	406,230

Revolver Loan (d)(e)(f)	0.00%	03/31/2030		324	322,760

Term Loan (1 mo. Term SOFR + 5.50%) (d)(e)	9.21%	03/31/2029		1,365	1,359,287

Term Loan B (3 mo. Term SOFR + 5.50%) (d)(e)	9.21%	03/31/2029		3,557	3,542,433

					39,908,683

Food Service–1.68%
BradyPLUS Holdings, LLC, Term Loan (1 mo. Term SOFR + 3.50%)	7.19%	12/29/2032		2,674	2,645,543

Gategroup (Switzerland), Term Loan (3 mo. Term SOFR + 3.50%)	7.23%	06/10/2032		972	981,066

IRB Holding Corp., Term Loan B (1 mo. Term SOFR + 2.50%)	6.19%	12/15/2030		988	992,315

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

10	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value
Food Service–(continued)
Selecta Group B.V. (Switzerland)
Revolver Loan (6 mo. EURIBOR + 5.50%)
(Acquired 06/06/2025-12/08/2025; Cost $3,153,919) (e)(h)	8.21%	08/01/2030	EUR	2,805	$3,238,980

Revolver Loan (e)(f)	0.00%	08/01/2030	EUR	7	7,863

Whatabrands LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	6.39%	08/13/2033		$804	807,440

					8,673,207

Forest Products–0.71%
NewLife Forest Restoration LLC, Term Loan
(Acquired 02/22/2022-05/29/2026; Cost $8,651,845) (e)(h)(i)	-	04/10/2029		1,626	1,626,134

ProAmpac PG Borrower LLC, First Lien Term Loan (3 mo. Term SOFR + 4.00%)	7.82%	03/07/2033		2,074	2,070,399

					3,696,533

Health Care–13.90%
AEA International Holdings (Luxembourg) S.A.r.l, First Lien Term Loan (3 mo. Term SOFR + 3.00%) (e)	6.84%	07/29/2033		424	426,465

Affinity Dental Management, Inc.
Delayed Draw Term Loan (3 mo. Term SOFR + 6.75%) (d)(e)	6.01%	08/04/2028		1,071	990,844

Revolver Loan (3 mo. Term SOFR + 6.75%) (d)(e)	10.51%	08/04/2028		1,677	1,551,577

Term Loan (3 mo. Term SOFR + 6.75%) (d)(e)	10.51%	08/04/2028		10,873	10,057,385

Ascend Learning LLC, Term Loan (1 mo. Term SOFR + 3.00%)	6.69%	12/11/2028		1,988	1,988,515

Biogroup-LCD (France), Term Loan (3 mo. EURIBOR + 4.50%)	6.98%	08/09/2031	EUR	1,570	1,816,651

Boots Group Finco L.P. (United Kingdom), Term Loan B (3 mo. Term SOFR + 3.25%)	6.92%	08/30/2032		1,204	1,211,802

Capitol Imaging Services LLC
Delayed Draw Term Loan (3 mo. Term SOFR + 4.75%) (d)(e)	8.75%	01/03/2030		598	595,451

Incremental Delayed Draw Term Loan (e)(f)	0.00%	01/03/2030		1,620	1,613,520

Incremental Delayed Draw Term Loan (3 mo. Term SOFR + 5.00%) (d)(e)	8.82%	01/03/2030		320	318,720

Incremental Term Loan (3 mo. Term SOFR + 4.75%) (d)(e)	8.73%	01/03/2030		60	59,611

Revolver Loan (d)(e)(f)	0.00%	01/03/2030		205	204,658

Term Loan B (3 mo. Term SOFR + 4.75%) (d)(e)	8.75%	12/31/2029		3,144	3,131,328

Catalent, Inc., Term Loan (1 mo. Term SOFR + 3.00%)	6.64%	08/12/2033		1,419	1,426,481

Cerba (Chrome Bidco) (France)
Incremental Term Loan C (3 mo. EURIBOR + 3.95%)
(Acquired 02/15/2022-03/24/2025; Cost $1,495,642) (h)	6.50%	02/16/2029	EUR	1,472	1,176,085

Term Loan B (6 mo. EURIBOR + 3.70%)
(Acquired 03/24/2025-05/29/2026; Cost $6,494,906) (h)	6.25%	06/30/2028	EUR	7,056	5,660,956

Certara Holdco, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	6.44%	06/26/2031		779	780,872

Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.50%)	8.22%	08/13/2031		628	631,605

Global Medical Response, Inc., Term Loan (1 mo. Term SOFR + 3.50%)	6.91%	10/01/2032		2,932	2,949,237

HAH Group Holding Co. (Help At Home), Term Loan B (1 mo. Term SOFR + 5.00%)	8.69%	09/24/2031		1,392	1,303,939

Hologic, Inc., Term Loan B (3 mo. Term SOFR + 2.25%)	5.99%	04/07/2033		2,570	2,535,931

ImageFirst, Term Loan B (3 mo. Term SOFR + 3.00%)	6.66%	03/12/2032		684	683,989

Opal Bidco SAS (France), Term Loan B (3 mo. Term SOFR + 2.50%)	6.23%	04/28/2032		3,211	3,231,862

Parexel International, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.19%	12/12/2031		1,012	1,017,661

Pathway Vet Alliance LLC, First Lien Term Loan (3 mo. Term SOFR + 5.00%)
(Acquired 05/05/2025-05/07/2025; Cost $1,276,987) (h)	8.82%	06/30/2028		1,284	1,301,264

Precision Medicine Group LLC, Term Loan B (3 mo. Term SOFR + 3.50%)	7.32%	08/20/2032		1,703	1,711,824

Prime Time Healthcare, Incremental Term Loan (3 mo. Term SOFR + 6.25%) (d)(e)	10.10%	09/19/2028		4,022	3,748,859

SDB Holdco LLC (Specialty Dental Brands)
Delayed Draw Term Loan (1 mo. Term SOFR + 7.11%) (d)(e)	10.75%	03/18/2027		2,186	2,386,502

Term Loan A (1 mo. Term SOFR + 7.11%) (d)(e)	10.75%	03/18/2027		19,544	12,058,466

Sharp Services LLC, Term Loan B (3 mo. Term SOFR + 3.00%)	6.73%	09/29/2032		692	697,311

Southern Veterinary Partners LLC, Term Loan (1 mo. Term SOFR + 2.50%)	6.19%	12/04/2031		2,899	2,908,457

US Fertility Enterprises LLC
Delayed Draw Term Loan (f)	0.00%	12/30/2032		82	82,180

Term Loan B (1 mo. Term SOFR + 3.00%)	6.73%	12/30/2032		1,594	1,602,050

					71,862,058

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

11	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000) (a)	Value

Home Furnishings–2.67%
A-1 Garage Door Services
Delayed Draw Term Loan (1 mo. Term SOFR + 4.50%) (d)(e)	8.19%	12/22/2028	$ 2,319	$2,319,426

Revolver Loan(d) (e)(f)	0.00%	12/22/2028	1,118	1,118,451

Term Loan A (1 mo. Term SOFR + 4.50%) (d)(e)	8.19%	12/22/2028	4,418	4,418,020

Hunter Douglas Holding B.V. (Netherlands), Term Loan B-1 (3 mo. Term SOFR + 3.00%)	6.73%	01/17/2032	925	928,262

LSF12 Crown US Commercial Bidco LLC, Term Loan (1 mo. Term SOFR + 2.50%)	6.24%	12/02/2031	869	874,058

Serta Simmons Bedding LLC
First Lien Term Loan (3 mo. Term SOFR + 7.61%) (e)	11.35%	06/29/2028	177	176,387

Term Loan (3 mo. Term SOFR + 7.61%)	11.35%	06/29/2028	2,512	2,368,720

Weber-Stephen Products LLC, Term Loan (3 mo. Term SOFR + 3.75%)	7.48%	10/01/2032	1,586	1,580,090

				13,783,414

Industrial Equipment–6.34%
80-20
Delayed Draw Term Loan (d)(e)(f)	0.00%	12/12/2031	572	567,659

Revolver Loan (d)(e)(f)	0.00%	12/12/2031	857	851,489

Term Loan A (3 mo. PRIME + 4.50%) (d)(e)	8.23%	12/12/2031	3,065	3,043,542

Associated Spring
Delayed Draw Term Loan (3 mo. Term SOFR + 5.00%) (d)(e)	9.23%	04/04/2030	3,371	3,370,678

Incremental Delayed Draw Term Loan (3 mo. Term SOFR + 5.50%) (d)(e)	9.23%	04/04/2030	1,073	1,082,168

Incremental Term Loan (3 mo. Term SOFR + 5.50%) (d)(e)	9.23%	04/04/2030	1,369	1,379,724

Revolver Loan (d)(e)(f)	0.00%	04/04/2030	1,209	1,209,413

Term Loan (3 mo. Term SOFR + 5.50%) (d)(e)	9.23%	04/04/2030	5,801	5,800,754

Cleanova US Holdings LLC, Term Loan B (3 mo. Term SOFR + 4.75%)	8.41%	06/14/2032	1,773	1,770,150

Columbus Mckinnon Corp., Term Loan B (1 mo. Term SOFR + 3.50%)	7.23%	01/31/2033	1,018	1,023,480

CompoSecure Holdings L.L.C., Term Loan B (3 mo. Term SOFR + 2.25%)	5.92%	01/14/2033	379	379,579

Dwyer Instruments LLC (DwyerOmega), Delayed Draw Term Loan (f)	0.00%	07/16/2033	224	224,400

Dwyer Instruments, LLC (DwyerOmega), Term Loan B (3 mo. Term SOFR + 2.50%)	6.28%	07/15/2033	3,282	3,291,203

DXP Enterprises, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	6.94%	10/11/2030	1,948	1,963,455

Engineered Machinery Holdings, Inc., Term Loan B (3 mo. Term SOFR + 2.75%)	6.49%	11/26/2032	370	371,833

Flow Merger Sub, Inc.
Term Loan (1 mo. Term SOFR + 3.25%)	6.94%	02/25/2033	308	309,175

Term Loan B (i)	-	03/04/2033	40	40,614

Kantar (Summer BC Bidco/KANGRP) (Luxembourg), Term Loan B (3 mo. Term SOFR + 5.25%)	8.99%	02/15/2029	2,729	2,303,295

LSF12 Helix Parent LLC (Hillenbrand), Term Loan B (1 mo. Term SOFR + 3.00%)	7.19%	02/10/2033	491	490,938

Rehlko, Term Loan (3 mo. Term SOFR + 3.00%)	6.73%	05/01/2031	763	766,193

STS Operating, Inc. (Sunsource), Term Loan (1 mo. Term SOFR + 4.11%)	7.79%	03/25/2031	768	772,820

Tank Holding Corp., Revolver Loan (e)(f)	0.00%	03/31/2028	424	403,475

Victory Buyer LLC (Vantage Elevator), Term Loan B (1 mo. Term SOFR + 3.00%)	6.69%	02/09/2033	1,340	1,347,785

				32,763,822

Insurance–1.74%
Acrisure LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	6.94%	06/21/2032	685	548,041

Acrisure LLC/Acrisure Finance, Inc., Term Loan B-6 (1 mo. Term SOFR + 3.00%)	6.69%	11/06/2030	686	585,181

Alliant Holdings Intermediate LLC, Term Loan (1 mo. Term SOFR + 2.50%)	6.19%	09/19/2031	3,249	3,245,528

CRC Insurance Group LLC, Term Loan B (3 mo. Term SOFR + 2.75%)	6.48%	05/06/2031	779	768,980

Sedgwick Claims Management Services, Inc., Term Loan (1 mo. Term SOFR + 2.50%)	6.19%	07/31/2031	3,819	3,823,519

				8,971,249

Leisure Goods, Activities & Movies–4.44%
Amex GBT (Gaia Purchaser, Inc.), Term Loan B (i)	-	06/25/2033	1,559	1,571,813

Crown Finance US, Inc., First Lien Term Loan (1 mo. Term SOFR + 4.50%)	8.15%	12/02/2031	5,194	5,224,186

Fitness International LLC, Term Loan B (1 mo. Term SOFR + 4.50%)	8.19%	02/12/2029	1,724	1,731,369

Fugue Finance LLC, Term Loan (3 mo. Term SOFR + 2.25%)	6.02%	01/09/2032	1,559	1,560,783

LC Ahab US Bidco LLC, Term Loan B (3 mo. Term SOFR + 2.50%)	6.32%	05/01/2031	836	835,461

Oak-Eagle AcquireCo, Inc. (Electronic Arts Inc; EA), Term Loan B (3 mo. Term SOFR + 3.50%)	7.25%	08/04/2033	3,042	3,076,008

Team SME LLC (The), Term Loan B (i)	-	06/23/2032	376	377,222

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

12	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value

Leisure Goods, Activities & Movies–(continued)
Tripadvisor, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	6.44%	07/08/2031		$537	$520,943

US Fitness, LLC
Delayed Draw Term Loan (e)(f)	0.00%	09/04/2031		89	86,514

Revolver Loan (e)(f)	0.00%	09/04/2030		611	595,929

Term Loan B (e)(i)	-	09/04/2031		2,954	2,880,523

VUE Cinemas (VUECIN) (United Kingdom)
Second Lien Term Loan (6 mo. EURIBOR + 8.00%)
(Acquired 02/20/2024-04/08/2026; Cost $608,044) (e)(h)	10.46%	12/31/2029	EUR	746	1,290,784

Term Loan (6 mo. EURIBOR + 8.00%)
(Acquired 02/20/2024-04/08/2026; Cost $494,085) (e)(h)	10.46%	12/31/2027	EUR	461	797,301

Vue International Bidco PLC (United Kingdom), Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 02/21/2024-04/08/2026; Cost $216,464) (e)(h)	10.46%	06/30/2027	EUR	204	410,689

World Choice Investments, Term Loan B (3 mo. Term SOFR + 4.75%)	8.47%	08/16/2031		1,980	1,973,916

					22,933,441

Lodging & Casinos–3.38%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. Term SOFR + 5.61%)	9.27%	03/11/2030		435	430,069

Term Loan (1 mo. Term SOFR + 7.50%)	11.27%	03/11/2030		409	401,095

AMCP Pet Holdings, Inc.
Delayed Draw Term Loan (1 mo. Term SOFR + 8.11%) (d)(e)	11.79%	01/04/2028		176	176,134

Delayed Draw Term Loan (d)(e)(f)	0.00%	01/04/2028		59	58,711

Bingo Holdings I, LLC (PlayAGS), Term Loan B (3 mo. Term SOFR + 4.75%)	8.48%	06/30/2032		821	820,429

Caesars Entertainment, Inc., Term Loan B-1 (1 mo. Term SOFR + 2.25%)	6.15%	02/06/2031		755	729,872

Fertitta Entertainment LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	6.94%	01/27/2029		3,246	3,257,404

GVC Finance LLC (United Kingdom), Term Loan (3 mo. Term SOFR + 2.25%)	5.98%	07/31/2032		1,064	1,063,455

J&J Ventures Gaming LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	7.19%	04/26/2030		1,525	1,512,594

Ontario Gaming GTA L.P., First Lien Term Loan B (i)	–	08/01/2030		810	787,204

Pioneer Opco LLC (The Venetian), Term Loan (1 mo. Term SOFR + 3.25%)	6.94%	05/06/2033		2,180	2,198,163

Turquoise/TRQ Sales LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	6.98%	12/30/2032		1,489	1,486,268

Voyager Parent LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	7.98%	07/01/2032		4,515	4,532,790

					17,454,188

Nonferrous Metals & Minerals–0.97%
Covia Holdings Corp., Term Loan (3 mo. Term SOFR + 2.75%) (e)	6.50%	02/26/2032		2,929	2,939,589

SCIH Salt Holdings, Inc., Term Loan B (3 mo. Term SOFR + 2.75%)	6.50%	08/13/2031		2,086	2,079,800

					5,019,389

Oil & Gas–2.06%
Crescent Midstream, Term Loan (1 mo. Term SOFR + 3.25%)	6.91%	02/18/2033		703	707,399

McDermott International, Ltd.
First Lien Term Loan (e)(f)	0.00%	06/30/2027		190	185,890

LOC (3 mo. USD LIBOR + 4.00%)	7.99%	10/17/2026		1,073	1,048,870

LOC (f)	0.00%	06/30/2027		2,377	2,332,758

PIK Term Loan, 3.00% PIK Rate, 4.80% Cash Rate (g)	3.00%	12/31/2027		1,123	1,096,684

Term Loan (1 mo. Term SOFR + 3.11%)	6.80%	06/30/2027		248	242,319

PG Investment Co. 59 S.a.r.l./URSA Minor US Bidco LLC (Rosen), Term Loan B (3 mo. Term SOFR + 2.00%)	5.98%	03/26/2031		2	1,770

Prairie ECI Acquiror L.P., Term Loan B (1 mo. Term SOFR + 3.25%)	7.15%	08/01/2029		724	729,590

Third Coast Infrastructure, LLC, Term Loan (1 mo. Term SOFR + 3.25%)	6.94%	09/25/2030		1,984	2,002,432

Traverse Midstream Partners LLC, Term Loan (3 mo. Term SOFR + 2.25%)	6.04%	07/14/2033		441	441,504

Venture Global Calcasieu Pass, Term Loan B (6 mo. Term SOFR + 3.25%)	6.95%	04/11/2033		1,853	1,868,754

					10,657,970

Publishing–1.40%
Cengage Learning, Inc., Term Loan B (3 mo. Term SOFR + 3.00%)	6.74%	03/24/2031		3,942	3,933,344

Century DE Buyer LLC (Simon & Schuster), Term Loan (3 mo. Term SOFR + 3.00%)	6.82%	10/30/2030		1,108	1,111,443

Harbor Purchaser, Inc. (Houghton Mifflin Harcourt), First Lien Term Loan B (1 mo. Term SOFR + 5.35%)	9.04%	04/09/2029		3,114	2,189,717

					7,234,504

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

13	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000) (a)	Value
Radio & Television–0.99%
Discovery Global Holdings, Inc., Term Loan (1 mo. Term SOFR + 2.50%)	6.19%	06/30/2033	$3,922	$3,934,686

Nexstar Broadcasting, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	6.44%	03/18/2033	1,164	1,169,646

				5,104,332

Retailers (except Food & Drug)–1.48%
Action Holding B.V. (Peer Holdings) (Netherlands), Term Loan B (3 mo. Term SOFR + 3.25%)	5.98%	10/14/2032	1,388	1,395,139

CNT Holdings I Corp. (1-800 Contacts), Term Loan B (3 mo. Term SOFR + 2.25%)	6.07%	11/08/2032	450	452,288

Great Outdoors Group LLC, Term Loan B-3 (1 mo. Term SOFR + 2.25%)	6.94%	01/23/2032	4,158	4,184,264

PetSmart, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	7.69%	08/18/2032	193	194,319

Savers, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.17%	09/17/2032	1,412	1,418,286

				7,644,296

Surface Transport–1.47%
Arcosa Marine Products, Inc.
Revolver Loan (d)(e)(f)	0.00%	04/01/2032	325	321,428

Term Loan B (3 mo. Term SOFR + 5.00%) (d)(e)	8.73%	04/01/2032	2,054	2,033,036

Source Holding Delaware LLC
Delayed Draw Term Loan (d)(e)(f)	0.00%	02/07/2031	739	711,505

Delayed Draw Term Loan (3 mo. Term SOFR + 4.75%) (d)(e)	8.51%	02/07/2031	38	36,663

Revolver Loan (d)(e)(f)	0.00%	02/07/2031	132	127,236

Revolver Loan (3 mo. Term SOFR + 4.75%) (d)(e)	10.50%	02/07/2031	256	246,987

Term Loan A (3 mo. Term SOFR + 4.75%) (d)(e)	8.49%	02/07/2031	1,785	1,719,030

STG Distribution LLC, Term Loan (3 mo. Term SOFR + 6.90%) (e)	10.63%	07/15/2031	461	460,824

Student Transportation of America Holdings, Inc., Term Loan (6 mo. Term SOFR + 2.75%)	6.62%	06/24/2032	1,947	1,959,119

				7,615,828

Telecommunications–2.89%
Cincinnati Bell, Inc., Term Loan (1 mo. Term SOFR + 2.25%)	5.94%	11/22/2028	34	33,803

CoreWeave
Delayed Draw Term Loan (1 mo. Term SOFR + 4.50%)	8.15%	11/15/2031	302	304,705

Delayed Draw Term Loan (f)	0.00%	11/15/2031	394	398,112

CoreWeave Financing DDTL V-V LLC
Delayed Draw Term Loan (1 mo. Term SOFR + 5.50%)	9.15%	09/30/2031	338	339,365

Delayed Draw Term Loan (f)	0.00%	09/30/2031	403	404,798

Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	6.69%	01/30/2031	3,883	3,909,044

Genesys Cloud Services Holdings I LLC, Term Loan (1 mo. Term SOFR + 2.25%)	6.19%	01/30/2032	793	776,215

Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. Term SOFR + 4.50%)	8.19%	09/27/2029	585	589,638

Lambda Compute II LLC, Term Loan B (i)	-	12/31/2030	382	384,286

MLN US HoldCo LLC (dba Mitel)
Term Loan A-1 (1 mo. Term SOFR + 6.50%)
(Acquired 06/25/2025-08/31/2026; Cost $1,117,182) (e)(h)	7.69%	06/20/2028	1,131	1,115,315

Term Loan A-2 (1 mo. Term SOFR + 8.00%)
(Acquired 06/20/2025-08/31/2026; Cost $3,988,052) (e)(h)	6.00%	06/20/2030	4,459	3,903,321

Voyage Digital (NC) Ltd. (New Zealand), Term Loan (3 mo. Term SOFR + 3.25%)	6.97%	05/11/2029	1,200	1,205,836

Windstream Services LLC, Term Loan B (1 mo. Term SOFR + 4.00%)	7.69%	10/06/2032	777	781,703

Zayo Group Holdings, Inc., Term Loan, 0.50% PIK Rate, 6.80% Cash Rate (1 mo. SOFR + 3.00%) (g)	0.50%	03/11/2030	779	781,180

				14,927,321

Utilities–1.76%
Covanta Holding Corp., Term Loan B (1 mo. Term SOFR + 2.25%)	5.94%	01/15/2031	953	955,530

Dresser Utility Solutions
Delayed Draw Term Loan (f)	0.00%	08/05/2033	123	123,532

Term Loan B (i)	-	08/05/2033	761	764,354

Eastern Power LLC, Term Loan (3 mo. Term SOFR + 4.75%)	8.44%	04/03/2029	1,222	1,230,741

Lackawanna Energy Center LLC, Term Loan (1 mo. Term SOFR + 2.75%)	6.39%	08/05/2032	1,548	1,553,020

Resilience Parent, Term Loan B (3 mo. Term SOFR + 2.50%) (Acquired 01/23/2026-05/05/2026; Cost $2,069,794) (h)	6.23%	01/31/2033	2,075	2,076,696

SkyVest Renewables, Term Loan B (3 mo. Term SOFR + 2.25%) (e)	6.13%	07/29/2033	1,061	1,060,933

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

14	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000) (a)	Value
Utilities-(continued)

Talen Energy Supply LLC, Incremental Term Loan (3 mo. Term SOFR +1.75%)	5.48%	12/15/2031	$1,338	$1,336,501

				9,101,307

Total Variable Rate Senior Loan Interests (Cost $761,215,909)				715,726,017

			Shares

Common Stocks & Other Equity Interests-10.53% (k)

Automotive-0.00%

Cabonline, Class D (Acquired 10/30/2023; Cost $71,316) (Sweden) (e)(h)			79,434,288	9

Cabonline, Class D1 (Acquired 10/30/2023; Cost $3) (Sweden) (e)(h)			2,795,619	0

Cabonline, Class D2 (Acquired 10/31/2023; Cost $2) (Sweden) (e)(h)			2,385,952	0

Muth Mirror Systems LLC (e)			26,463	0

Muth Mirror Systems LLC, Wts. (Acquired 12/15/2023; Cost $0) (d)(e)(h)			177,476	0

				9

Beverage & Tobacco-0.00%

City Brewing Company LLC (e)			8,643	0

Building & Development-1.05%

Empire Today LLC (Acquired 05/01/2026; Cost $2,970,607) (e)(h)			136,943	5,420,204

Lake at Las Vegas Joint Venture LLC, Class A (e)			780	0

Lake at Las Vegas Joint Venture LLC, Class B (Acquired 07/15/2010; Cost $93,970) (e)(h)			9	0

				5,420,204

Business Equipment & Services-4.31%

ANVIL UK BIDCO, Ltd., Term Loan (United Kingdom) (e)			80,000	124,000

Monitronics International, Inc. (Acquired 06/30/2023-12/16/2025; Cost $3,137,759) (e)(h)			187,740	10,113,554

My Alarm Center LLC, Class A (Acquired 03/09/2021-05/17/2024; Cost $2,960,783) (e)(h)			44,397	12,032,596

				22,270,150

Cable & Satellite Television-0.09%

Altice France S.A., Class 3 (France)			25,679	486,933

Chemicals & Plastics-0.02%

Ascend Performance Materials Operations LLC (e)			547,016,005	547

Ascend Performance Materials Operations LLC (Acquired 12/19/2025; Cost $981,286) (e)(h)			62,582	93,873

Ascend Performance Materials Operations LLC (e)			282,648,893	283

Flint Group (ColourOz Inv), Class A (Germany) (e)			26,510	0

				94,703

Containers & Glass Products-0.43%

Libbey Glass LLC (Acquired 11/13/2020-09/05/2025; Cost $955,005) (e)(h)			208,906	2,199,780

Electronics & Electrical-0.00%

Red Range Operating, Inc., Class A-1 (e)			1	0

Robertshaw Controls Co. (Acquired 10/01/2024; Cost $0) (e)(h)			1,013	0

Sandvine Corp. (Acquired 06/28/2024; Cost $0) (e)(h)			5,262	0

				0

Food Service-0.77%

Selecta Group B.V., Class A1 (Acquired 07/31/2025; Cost $3,036,578) (Switzerland) (e)(h)			26,387	3,160,301

Selecta Group B.V., Class A2 (Acquired 07/31/2025; Cost $803,824) (Switzerland) (e)(h)			6,985	836,575

Teasdale Food Holdings LLC, Wts. (Acquired 03/30/2026; Cost $0) (d)(e)(h)			4,689	0

				3,996,876

Forest Products-0.01%

NewLife Forest Restoration LLC ()			66,011	66,011

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

15	Invesco Senior Income Trust

			Shares	Value
Health Care-0.00%

SDB Holdco LLC (Specialty Dental Brands) (e)			15,962,622	$16

Home Furnishings-0.13%

Serta Simmons Bedding LLC			90,756	669,325

Industrial Equipment-0.00%

North American Lifting Holdings, Inc. (Acquired 12/04/2013-10/27/2021; Cost $1,122,136) (h)			44,777	2,127

Leisure Goods, Activities & Movies-0.54%

Crown Finance US, Inc.			110,275	2,802,144

Hurtigruten Expedition (e)			6,420	4,393

VUE Cinemas (VUECIN), Class A1 (Acquired 02/20/2024; Cost $0) (United Kingdom) (e)(h)			1,751	0

VUE Cinemas (VUECIN), Class A2 (Acquired 02/20/2024; Cost $0) (United Kingdom) (e)(h)			862,319	1

VUE Cinemas (VUECIN), Class A3 (Acquired 02/20/2024; Cost $0) (United Kingdom) (e)(h)			536,769	1

VUE Cinemas (VUECIN), Class A4 (United Kingdom) (e)			374,204	1

				2,806,540

Lodging & Casinos-0.33%

Aimbridge Acquisition Co., Inc. (Acquired 03/11/2025; Cost $2,419,133) (h)			35,839	1,469,399

Caesars Entertainment, Inc. (l)			7,110	211,167

				1,680,566

Oil & Gas-0.98%

McDermott International, Ltd. (l)			106,169	467,144

McDermott International, Ltd. (Bermuda)			1,034,492	4,551,765

Samson Investment Co., Class A (Acquired 03/01/2017; Cost $3,094,069) (e)(h)			132,022	9,241

Tribune Resources LLC (e)			337,847	23,649

				5,051,799

Radio & Television-0.00%

iHeartMedia, Inc., Class B (e)(l)			42	142

Surface Transport-1.17%

Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $670,459) (e)(h)			8,057	829,670

Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 08/20/2026; Cost $17,318) (h)			27,709	17,318

Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $704,842) (e)(h)			8,470	872,198

Hurtigruten Group AS (Norway) (e)			44,630	2,357,706

STG Distribution LLC (Acquired 07/08/2026; Cost $1,900,758) (e)(h)			242,427	1,971,518

				6,048,410

Telecommunications-0.70%

MLN US HoldCo. LLC (dba Mitel) (e)			531,081	3,595,418

Total Common Stocks & Other Equity Interests (Cost $61,613,665)				54,389,009

	Interest Rate	Maturity Date	Principal Amount (000) (a)

U.S. Dollar Denominated Bonds & Notes-2.44%

Air Transport-0.31%

WestJet, An Alberta Partnership (Canada) (m)	8.00%	02/14/2031	$1,662	1,600,800

Brokers, Dealers & Investment Houses-0.01%

First Eagle Holdings, Inc. (m)	7.25%	08/15/2032	71	72,496

Building & Development-0.12%

Signal Parent, Inc. (Acquired 09/11/2023-09/27/2023; Cost $924,534) (e)(h)(m)	6.13%	04/01/2029	1,166	594,660

Business Equipment & Services-0.04%

Cloud Software Group LLC (m)	8.25%	06/30/2032	41	40,182

Cloud Software Group, Inc. (m)	6.63%	08/15/2033	172	156,105

				196,287

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

16	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value
Cable & Satellite Television-0.55%

Altice Financing S.A. (Luxembourg) (m)	5.75%	08/15/2029		$29	$17,619

Altice France S.A. (France) (m)	6.88%	10/15/2030		453	443,828

Altice France S.A. (France) (m)	6.88%	07/15/2032		517	507,993

Altice-International (Financing S.A) (Luxembourg) (m)	5.00%	01/15/2028		1,876	1,142,630

Virgin Media Secured Finance PLC (United Kingdom) (m)	4.50%	08/15/2030		881	729,111

					2,841,181

Chemicals & Plastics-0.01%

BASF Coatings (m)	7.13%	06/15/2033		71	72,191

Containers & Glass Products-0.07%

Sword Purchaser LLC (m)	8.25%	04/15/2033		355	367,651

Electronics & Electrical-0.18%

Diebold Nixdorf, Inc. (m)	7.75%	03/31/2030		325	339,965

ION Platform Finance US, Inc./ION Platform Finance S.a.r.l. (m)	9.00%	08/01/2029		646	591,243

					931,208

Food Products-0.47%

Froneri Lux Finco S.a.r.l. (United Kingdom) (m)	6.00%	08/01/2032		598	590,566

Industrial F&B Investments III, Inc. (m)	7.75%	02/11/2033		278	281,398

Viking Baked Goods Acquisition Corp. (m)	8.63%	11/01/2031		1,566	1,571,559

					2,443,523

Health Care-0.05%

Global Medical Response, Inc. (m)	7.38%	10/01/2032		131	135,847

HAH Group Holding Co. LLC (m)	9.75%	10/01/2031		148	140,532

					276,379

Industrial Equipment-0.15%

Columbus McKinnon Corp. (m)	7.13%	02/01/2033		691	699,627

CompoSecure Holdings LLC (m)	5.63%	02/01/2033		72	69,795

					769,422

Leisure Goods, Activities & Movies-0.08%

Gaia Purchaser, Inc. (m)	7.63%	07/15/2033		143	146,090

Oak-Eagle AcquireCo, Inc. (m)	7.25%	07/01/2033		232	241,433

					387,523

Publishing-0.04%

McGraw-Hill Education, Inc. (m)	7.38%	09/01/2031		196	201,422

Retailers (except Food & Drug)-0.25%

PetSmart LLC/PetSmart Finance Corp. (m)	7.50%	09/15/2032		1,287	1,300,098
Surface Transport-0.11%

Beacon Mobility Corp. (m)	7.25%	08/01/2030		534	549,517

Total U.S. Dollar Denominated Bonds & Notes (Cost $12,853,941)					12,604,358

Non-U.S. Dollar Denominated Bonds & Notes-1.75% (n)

Automotive-0.25%

Cabonline Group Holding AB (Sweden) (Acquired 10/13/2023; Cost $212,101) (e)(h)(m)	10.00%	03/19/2028	SEK	2,386	239,899

Cabonline Group Holding AB (Sweden) (Acquired 10/12/2023; Cost $433,886) (e)(h)(j)(m)	0.00%	03/19/2028	SEK	4,772	478,653

Cabonline Group Holding AB (Sweden) (Acquired 03/24/2022; Cost $980,148) (e)(h)(j)(m)	0.00%	04/19/2029	SEK	9,226	575,245

					1,293,797

Cable & Satellite Television-0.06%

Altice-International (Financing S.A) (Luxembourg) (m)	3.00%	01/15/2028	EUR	423	296,443

Financial Intermediaries-0.63%

Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%) (m)(o)	7.90%	12/15/2029	EUR	2,000	2,329,178

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

17	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value
Financial Intermediaries-(continued)

Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%) (m)(o)	7.90%	12/15/2029	EUR	800	$931,671

					3,260,849

Food Service-0.53%

Selecta Group B.V. (Switzerland) (e)	15.00%	10/01/2030	EUR	2,462	2,772,100

Surface Transport-0.28%

Zenith Finco PLC (United Kingdom) (m)	6.50%	06/30/2031	GBP	1,203	1,437,485

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $9,507,819)					9,060,674

			Shares

Preferred Stocks-1.37% (k)

Business Equipment & Services-0.03%

Orchid Merger Sub II, LLC, Pfd. (Acquired 07/23/2026; Cost $168,068) (e)(h)				318	168,068

Health Care-0.00%

SDB Holdco LLC (Specialty Dental Brands), Pfd. (e)				7,745,021	8

Oil & Gas-0.00%

Southcross Energy Partners L.P., Pfd. (Acquired 05/07/2019-08/23/2019; Cost $258,485) (e)(h)				258,709	1,526

Surface Transport-1.34%

Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $918,945) (e)(h)				39,456	4,062,982

Commercial Barge Line Co., Series B, Pfd.,Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $645,351) (e)(h)				27,709	2,853,334

					6,916,316

Total Preferred Stocks (Cost $4,387,932)					7,085,918

TOTAL INVESTMENTS IN SECURITIES-154.58% (Cost $849,579,266)					798,865,976

BORROWINGS-(30.57)%					(158,000,000)

VARIABLE RATE DEMAND PREFERRED SHARES-(19.21)%					(99,262,295)

OTHER ASSETS LESS LIABILITIES-(4.80)%					(24,794,009)

NET ASSETS APPLICABLE TO COMMON SHARES-100.00%					$516,809,672

Investment Abbreviations:

DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
SEK	– Swedish Krona
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
USD	– U.S. Dollar
Wts.	– Warrants

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

18	Invesco Senior Income Trust

Notes to Consolidated Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.

(b)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate (“SOFR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Acquired through direct lending. Direct loans may be subject to liquidity and interest rate risk and certain direct loans may be deemed illiquid.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 3.

(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 7.

(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.

(h)	Restricted security. The aggregate value of these securities at August 31, 2026 was $96,548,414, which represented 18.68% of the Trust’s Net Assets.
(i)	This variable rate interest will settle after August 31, 2026, at which time the interest rate will be determined.

(j)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2026 was $14,252,400, which represented 2.76% of the Trust’s Net Assets.

(k)	Securities acquired through the restructuring of senior loans.
(l)	Non-income producing security.
(m)
Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2026 was $18,892,932, which represented 3.66% of the Trust’s Net Assets.

(n)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2026.
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2026.

	Value February 28, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2026	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$ 4,180,649	$28,665,724	$(32,846,373)	$-	$-	$-	$19,475

Invesco Treasury Portfolio, Institutional Class	7,764,062	53,236,345	(61,000,407)	-	-	-	60,058

Total	$11,944,711	$81,902,069	$(93,846,780)	$-	$-	$-	$79,533
The aggregate value of securities considered illiquid at August 31, 2026 was $258,994,612, which represented 50.11% of the Trust’s Net Assets.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive

Currency Risk
09/28/2026	Barclays Bank PLC	USD	2,244,312	EUR	1,960,890	$35,666
09/28/2026	Citibank, N.A.	USD	363,860	EUR	318,791	6,807
10/30/2026	J.P. Morgan Chase Bank, N.A.	EUR	38,150,953	USD	44,604,610	190,559
09/28/2026	Royal Bank of Canada	SEK	143,157	USD	15,103	134
10/30/2026	Royal Bank of Canada	NOK	21,809,516	USD	2,341,691	9,425
10/30/2026	Royal Bank of Canada	SEK	17,918,769	USD	1,893,965	16,984
10/30/2026	State Street Bank & Trust Co.	USD	394,986	SEK	3,784,060	1,392
10/30/2026	Toronto-Dominion Bank (The)	GBP	2,368,037	USD	3,227,554	18,529
Subtotal-Appreciation						279,496

Currency Risk
09/28/2026	BNP Paribas S.A.	EUR	38,551,253	USD	44,009,512	(815,026)
09/28/2026	BNP Paribas S.A.	GBP	24,161	USD	32,163	(576)
09/28/2026	J.P. Morgan Chase Bank, N.A.	EUR	1,000,000	USD	1,140,109	(22,617)
09/28/2026	J.P. Morgan Chase Bank, N.A.	USD	44,551,573	EUR	38,150,953	(192,473)
09/28/2026	Morgan Stanley and Co. International PLC	SEK	17,602,633	USD	1,818,306	(22,258)
09/28/2026	Royal Bank of Canada	GBP	2,343,876	USD	3,124,167	(51,872)
09/28/2026	Royal Bank of Canada	NOK	21,809,516	USD	2,276,104	(57,222)
09/28/2026	Royal Bank of Canada	SEK	172,979	USD	17,946	(141)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

19	Invesco Senior Income Trust

Open Forward Foreign Currency Contracts-(continued)
Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

09/28/2026	Royal Bank of Canada	USD	2,342,837	NOK	21,809,516	$(9,511)

09/28/2026	Royal Bank of Canada	USD	1,890,674	SEK	17,918,769	(17,054)

09/28/2026	Toronto-Dominion Bank (The)	USD	3,227,497	GBP	2,368,037	(18,719)

09/28/2026	UBS AG	EUR	879,381	USD	1,003,682	(18,798)

Subtotal-Depreciation						(1,226,267)

Total Forward Foreign Currency Contracts						$(946,771)

Abbreviations:
EUR - Euro
GBP - British Pound Sterling
NOK - Norwegian Krone
SEK - Swedish Krona
USD - U.S. Dollar
Portfolio Composition
†
By credit quality, based on total investments
as of August 31, 2026

BBB-	0.74%

BB+	1.00

BB	1.24

BB-	3.75

B+	9.20

B	20.00

B-	9.03

CCC+	3.73

CCC	1.58

CCC-	0.99

Not Rated	41.22

Equity	7.52

†
Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.
“Non-
Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

20	Invesco Senior Income Trust

Consolidated Statement of Assets and Liabilities
August 31, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $849,579,266)	$798,865,976

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	279,496

Cash	8,770,688

Foreign currencies, at value (Cost $2,320,778)	2,330,467

Receivable for:
Investments sold	14,009,432

Dividends	9,070

Interest	11,341,384

Investments matured, at value (Cost $1,061,246)	261,837

Investment for trustee deferred compensation and retirement plans	47,522

Prepaid expenses	277,597

Other assets	321,404

Total assets	836,514,873

Liabilities:
Variable rate demand mode preferred shares, at liquidation preference ($0.01 par value, 1,000 shares issued with liquidation preference of $100,000 per share)	99,262,295

Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	1,226,267 1,226,267

Payable for:
Borrowings	158,000,000

Investments purchased	25,255,904

Dividends	133,720

Accrued fees to affiliates	242,879

Accrued interest expense	1,582,741

Accrued trustees’ and officers’ fees and benefits	3,630

Accrued other operating expenses	291,302

Trustee deferred compensation and retirement plans	47,522

Unfunded loan commitments	33,658,941

Total liabilities	319,705,201

Net assets applicable to common shares	$516,809,672

Net assets applicable to common shares consist of:

Shares of beneficial interest - common shares	$847,876,974

Distributable earnings (loss)	(331,067,302)

$516,809,672

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	153,925,029

Net asset value per common share	$3.36

Market value per common share	$2.95

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

21	Invesco Senior Income Trust

Consolidated Statement of Operations
For the six months ended August 31, 2026
(Unaudited)

Investment income:
Interest	$29,351,671

Dividends	1,170,339

Dividends from affiliated money market funds	79,533

Pay-in-kind interest income	4,372,868

Total investment income	34,974,411

Expenses:
Advisory fees	3,407,131

Administrative services fees	830,613

Custodian fees	51,740

Interest, facilities and maintenance fees	7,387,234

Transfer agent fees	10,822

Trustees’ and officers’ fees and benefits	13,371

Registration and filing fees	76,772

Reports to shareholders	40,565

Professional services fees	259,341

Other	43,185

Total expenses	12,120,774

Less: Fees waived and/or expenses reimbursed	(2,784)

Net expenses	12,117,990

Net investment income	22,856,421

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(18,097,978)

Foreign currencies	86,521

Forward foreign currency contracts	2,575,383

(15,436,074)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	4,944,934

Foreign currencies	12,076

Forward foreign currency contracts	(1,601,773)

3,355,237

Net realized and unrealized gain (loss)	(12,080,837)

Net increase in net assets resulting from operations applicable to common shares	$10,775,584

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

22	Invesco Senior Income Trust

Consolidated Statement of Changes in Net Assets
For the six months ended August 31, 2026 and the year ended February 28, 2026
(Unaudited)

	August 31, 2026	February 28, 2026

Operations:
Net investment income	$22,856,421	$52,812,956

Net realized gain (loss)	(15,436,074)	(48,027,372)

Change in net unrealized appreciation	3,355,237	8,869,055

Net increase in net assets resulting from operations applicable to common shares	10,775,584	13,654,639

Distributions to common shareholders from distributable earnings	(29,553,606)	(50,805,668)

Return of capital applicable to common shares	–	(19,333,607)

Total distributions	(29,553,606)	(70,139,275)

Net increase in common shares of beneficial interest	–	1,441,905

Net increase (decrease) in net assets applicable to common shares	(18,778,022)	(55,042,731)

Net assets applicable to common shares:
Beginning of period	535,587,694	590,630,425

End of period	$516,809,672	$535,587,694

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

23	Invesco Senior Income Trust

Consolidated Statement of Cash Flows
For the six months ended August 31, 2026
(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$10,775,584

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(171,678,201)

Proceeds from sales of investments	193,995,096

Purchases of short-term investments, net	(7,103,219)

Amortization (accretion) of premiums and discounts, net	(1,628,842)

Net realized loss from investment securities	18,097,978

Net change in unrealized appreciation on investment securities	(4,944,934)

Net change in unrealized depreciation on forward foreign currency contracts and foreign currency	1,592,356

Change in operating assets and liabilities:

Decrease in receivables and other assets	893,316

Decrease in accrued expenses and other payables	(1,098,240)

Net cash provided by operating activities	38,900,894

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from distributable earnings	(29,574,966)

Repayment from borrowings	(26,000,000)

Net cash provided by (used in) financing activities	(55,574,966)

Cash impact from foreign exchange fluctuations:
Net change in appreciation on foreign currency	$9,417

Net decrease in cash and cash equivalents	(16,664,655)

Cash and cash equivalents at beginning of period	27,765,810

Cash and cash equivalents at end of period	$11,101,155

Supplemental disclosure of cash flow information:
Cash paid during the period for taxes	$39,291

Cash paid during the period for interest, facilities and maintenance fees	$7,431,756

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

24	Invesco Senior Income Trust

Consolidated Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six Months Ended August 31,		Years Ended February 28,		Year Ended February 29,	Years Ended February 28,

	2026		2026	2025	2024	2023	2022

Net asset value per common share, beginning of period	$3.48		$3.85	$4.09	$4.12	$4.58	$4.57

Net investment income (a)	0.15		0.34	0.43	0.46	0.39	0.26

Net gains (losses) on securities (both realized and unrealized)	(0.08)		(0.25)	(0.16)	0.00	(0.38)	0.06

Total from investment operations	0.07		0.09	0.27	0.46	0.01	0.32

Less:
Dividends paid to common shareholders from net investment income	(0.19)		(0.33)	(0.44)	(0.46)	(0.45)	(0.31)

Return of capital	–		(0.13)	(0.07)	(0.03)	(0.02)	–

Total distributions	(0.19)		(0.46)	(0.51)	(0.49)	(0.47)	(0.31)

Premium from common shares sold through shelf offering	–		0.00	–	–	–	–

Net asset value per common share, end of period	$3.36		$3.48	$3.85	$4.09	$4.12	$4.58

Market value per common share, end of period	$2.95		$3.09	$4.15	$4.15	$3.95	$4.36

Total return at net asset value (b)	2.76%		2.97%	6.71%	12.37%	1.44%	7.62%

Total return at market value (c)	1.61%		(15.18)%	13.36%	18.93%	2.20%	12.30%

Net assets applicable to common shares, end of period (000’s omitted)	$516,810		$535,588	$590,630	$626,315	$630,327	$701,274

Portfolio turnover rate (d)	21%		37%	49%	36%	38%	86%

Ratios/supplemental data based on average net assets applicable to common shares outstanding:
Ratio of expenses:

With fee waivers and/or expense reimbursements	4.59	% (e)	4.89%	5.32%	5.20%	3.57%	2.13%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.79	% (e)	1.81%	1.88%	1.75%	1.67%	1.53%

Without fee waivers and/or expense reimbursements	4.59	% (e)	4.89%	5.32%	5.20%	3.57%	2.13%

Ratio of net investment income to average net assets	8.66	% (e)	9.31%	10.72%	11.15%	9.05%	5.55%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000

Asset coverage per $1,000 unit of senior indebtedness (f)	$4,904		$4,454	$4,336	$4,509	$4,633	$4,890

Total borrowings (000’s omitted)	$158,000		$184,000	$207,000	$207,000	$201,000	$206,000

Asset coverage per preferred share (g)	$616,810		$635,588	$690,630	$726,315	$730,327	$801,274

Liquidating preference per preferred share	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000

(a)	Calculated using average units outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)
Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(d)	Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests and is not annualized for periods less than one year, if applicable.
(e)	Annualized.
(f)
Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value and borrowings) from the Trust’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

(g)
Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value) from the Trust’s total assets and dividing this by the total number of preferred shares outstanding.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

25	Invesco Senior Income Trust

Notes to Consolidated Financial Statements
August 31, 2026
(Unaudited)
NOTE 1–Significant Accounting Policies
Invesco Senior Income Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end
management investment company.
The Trust may participate in direct lending opportunities through its indirect investment in the Invesco Senior Income Loan Origination LLC (the “LLC”), a Delaware limited liability company. The Trust owns all beneficial and economic interests in the Invesco Senior Income Loan Origination Trust, a Massachusetts Business Trust (the “Loan Origination Trust”), which in turn owns all beneficial and economic interests in the LLC. The Trust may invest up to 60% of its total net assets in originated loans.
The Trust may also invest a portion of its assets indirectly through a wholly-owned subsidiary, Invesco Senior Income TB, LLC, a Delaware limited liability series company (the “Subsidiary”), which formed two separate series. The Trust owns all beneficial and economic interests in the Subsidiary and each of the Subsidiary’s two series. The accompanying consolidated financial statements reflect, on a consolidated basis, the financial position and results of operations of the Trust, its Loan Origination Trust, the Subsidiary and each of the Subsidiary’s two series.
The Trust’s investment objective is to provide a high level of current income, consistent with preservation of capital. The Trust seeks to achieve its objectives by investing primarily in a portfolio of interests in floating or variable senior loans to corporations, partnerships, and other entities which operate in a variety of industries and geographic regions. The Trust borrows money for investment purposes which may create the opportunity for enhanced return, but also should be considered a speculative technique and may increase the Trust’s volatility.
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946,
Financial Services - Investment Companies.
The following is a summary of the significant accounting policies followed by the Trust in the preparation of its consolidated financial statements.
A.
Security Valuations
– Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size
trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter
market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end
mutual funds) are valued using such company’s most recently reported net asset value per share, whereas securities of investment companies that are exchange-traded will be valued at the last trade price or official closing price on the exchange where they primarily trade.
Fixed income securities (including convertible debt securities) normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size
trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day
net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Deposits, other obligations of U.S. and
non-U.S.
banks and financial institutions, and cash equivalents are valued at their daily account value.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable in the Adviser’s judgment, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the agreed upon degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private investments will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the investment’s fair value in accordance with the Valuation Procedures. Valuation techniques used for private investments may include, as appropriate, an income approach, including a discounted cash flow analysis; a market approach using observable transactions involving comparable investments; or other valuation techniques. Significant inputs and assumptions may include discount rates, prevailing credit spreads, comparable transaction data, projected cash flows, payment history, covenant compliance, issuer or borrower operating and financial information, maturity and liquidity characteristics, collateral values, default probabilities, recovery rate assumptions and other investment-specific or market-related factors. The relevance and relative weighting of these inputs and assumptions may vary by investment and over time. Changes in these inputs might result in a significantly different fair valuation at the applicable measurement date.

26	Invesco Senior Income Trust

Non-traded
rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Fair value measurements are intended to reflect the assumptions that market participants would use in pricing an investment as of the applicable measurement date. Valuation models and techniques may be calibrated to the transaction price initially, where appropriate, and may subsequently be reassessed in light of available market information and changes in facts or circumstances. There can be no assurance that such calibration or reassessment will result in a valuation that corresponds to the price that could be obtained in an actual transaction.
Prices or valuation information received from a pricing service or other third party may be based on models, estimates or information that is incomplete, stale, or otherwise does not completely reflect current market conditions. The use of a pricing service or other third party does not eliminate valuation risk, and the Adviser may determine that a price or other valuation information received from such a third party is unreliable or does not represent fair value.
The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain Trust investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments
The price the Trust could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Changes in one or more significant inputs or assumptions could result in a significantly different fair value for an investment on the same reporting date. Different valuation techniques or reasonable judgments concerning the selection or weighting of inputs and assumptions could produce materially different valuation results. Trust securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Trust could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income
- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
Pay-in-kind
interest income and
non-cash
dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend
date.

The Trust may periodically participate in litigation related to the Trust’s investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.
Country Determination
- For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider,as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.
Distributions
- The Trust declares and pays monthly dividends from net investment income to common shareholders. The source of monthly distributions may also include prior accumulated undistributed net investment income and, potentially, a return of capital. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.

E.
Federal Income Taxes -
The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. The Subsidiary is treated as a corporation for U.S. federal income tax purposes and generally is subject to U.S. federal and state income tax on its taxable income.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Interest, Facilities and Maintenance Fees
- Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit and Variable Rate

27	Invesco Senior Income Trust

Demand Mode Preferred Shares (“VRDM Shares”). In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
G.
Accounting Estimates
- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end
date and before the date the consolidated financial statements are released to print.

H.
Indemnifications
- Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, under the LLC’s organizational documents, each member of the LLC and certain affiliated persons, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Trust, the LLC and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.
Segment Reporting
- The Trust represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Trust’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Trust. The CODM monitors the operating results as a whole, and the Trust’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Trust’s consolidated financial statements.

J.
Cash and Cash Equivalents -
For the purposes of the Consolidated Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), restricted cash, money market funds that qualify as a cash equivalent and other investments held in lieu of cash.

K.
Securities Purchased on a When-Issued and Delayed Delivery Basis
- The Trust may purchase and sell securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

L.
Foreign Currency Translations
- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Trust may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Trust invests and are shown in the Consolidated Statement of Operations.
The performance of the Trust may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Trust to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Trust’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Trust’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts
- The Trust may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Trust may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Trust may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount
(non-deliverable
forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Trust owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.
N.
Industry Focus
- To the extent that the Trust invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Trust’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.

O.
Bank Loan Risk - Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Trust’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Trust. As a result, the Trust may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk that an entity with which the Trust has unsettled or open transactions may fail to

28	Invesco Senior Income Trust

or be unable to perform on its commitments. The Trust seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterp ar
ties.
P.
Leverage Risk - The Trust may utilize leverage to seek to enhance the yield of the Trust by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Trust’s leverage strategy will be successful.

Q.
Other Risks - The Trust may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments. The Trust invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Trust in a corporate loan may take the form of participation interests or assignments. If the Trust purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Trust would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Trust’s rights against the Borrower but also for the receipt and processing of payments due to the Trust under the corporate loans. As such, the Trust is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Trust and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Trust, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Trust’s portfolio turnover rate and transaction costs.
In making a loan directly to the borrower (“direct loan”), the Trust is exposed to the credit risk that the borrower may default or become insolvent and, consequently, that the Trust will lose money on the loan. Furthermore, direct loans may subject the Trust to liquidity and interest rate risk and certain direct loans may be deemed illiquid. Direct loans are not publicly traded and may not have a secondary market. The lack of a secondary market for direct loans may have an adverse impact on the ability of the Trust to dispose of a direct loan and/or to value the direct loan. When engaging in direct lending, the Trust’s performance may depend, in part, on the ability of the Trust to originate loans on advantageous terms. In originating and purchasing loans, the Trust will compete with a broad spectrum of lenders. Increased competition for, or a decrease in the available supply of, qualifying loans could result in lower yields on such loans, which could adversely affect Trust performance.
By investing through the LLC and Subsidiary, the Trust is exposed to the risks associated with the investments of the LLC and Subsidiary (which risks are generally the same as the Trust’s investment risks). The LLC and Subsidiary are not registered under the 1940 Act, and, except as otherwise noted in the Trust’s prospectus, are not subject to the investor protections of the 1940 Act. However, the Trust will comply with the applicable requirements of the 1940 Act on a consolidated basis with its LLC and Subsidiary, and the LLC and Subsidiary will be subject to the same investment restrictions and limitations, and will adhere to the same compliance policies and procedures, as the Trust. Changes in the laws of the United States and/or the jurisdiction in which the LLC and Subsidiary are organized, including any changes in the interpretations of, or treatment with respect to, applicable federal tax-related matters impacting the Trust and its status as a regulated investment company, could result in the inability of the Trust, LLC and/or the Subsidiary to operate as intended and could adversely affect the Trust and its shareholders.
Investments through the Subsidiary, which is taxable as a corporation for U.S. federal income tax purposes, may incur entity-level income taxes on their earnings, which ultimately may reduce the return to shareholders.
A significant amount of the Trust’s investments are expected to be in securities, loans and other instruments that do not have readily available market quotations (“private investments”). These private investments are valued at fair value as determined in good faith by the Adviser as described above. In connection with that determination, valuations will be prepared using inputs from the sponsor, issuer or borrower with respect to the relevant investment, and the Adviser may consider, as one input among others, certain procedures performed by a sub-adviser or one or more independent valuation firms, if any. The Adviser may also consider proprietary models depending on the availability of information on the Trust’s assets and the type of asset being valued, all in accordance with the Trust’s valuation policy. Additionally, the Adviser expects to receive information regarding the Trust’s private investments, which it may use to price those investments and calculate the Trust’s net asset value, on a monthly or quarterly basis, often on a significant lag. The Adviser generally does not expect to receive updated information from the sponsors, issuers or borrowers more frequently. As a result, the prices of such investments and the Trust’s net asset value attributable to such investments may be based on portfolio company information from the prior month or quarter. Events occurring after the date of the most recently available information, including deterioration in an issuer’s or borrower’s financial condition, covenant breaches, payment defaults, restructurings, extensions, changes in collateral value or changes in market conditions, may not be reflected in such information. Although the Adviser may make adjustments based on reasonably available information, there can be no assurance that all relevant developments will be identified or reflected in a valuation. A lack of timely sponsor, borrower or issuer information may increase the degree of judgment, estimation and uncertainty involved in the fair valuation.
The Trust may invest in loans and other debt instruments that will be treated as having “market discount” and/or original issue discount (“OID”) or with PIK interest where interest owed by the relevant borrower or issuer is periodically capitalized into the principal balance of the debt instrument rather than paid in cash. Because the Trust may be required to recognize income in respect of these investments before, or without, receiving cash representing such income (e.g., PIK interest), the Trust may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Trust-level U.S. federal income and/or excise taxes. Accordingly, the Trust may be required to sell assets, including at potentially disadvantageous times or prices, raise additional debt or equity capital or reduce new investments to obtain the cash needed to make these income distributions. Market prices of OID and PIK instruments are more volatile because they are affected to a greater extent by interest rate changes than instruments that pay interest periodically in cash. Further, the interest rates on PIK instruments may be higher to reflect the time-value of money on deferred interest payments and the higher credit risk of borrowers or issuers who may need to defer interest payments. Instruments that are treated as having OID for U.S. federal income tax purposes or that provide for PIK interest may have unreliable valuations because their continuing accruals require judgments about the collectability of the deferred payments and the value of any collateral. Instruments that are treated as having OID or that provide for PIK interest generally represent a significantly higher credit risk than coupon bearing debt instrument that pay interest in cash. Accruals on such instruments may create uncertainty about the source of Trust distributions to Shareholders. The accrual of interest on debt instruments that are treated as having OID or that provide for PIK interest will increase the net asset value of the Trust and, consequently, the management fees payable to the Adviser. These management fees will be non-refundable by the Adviser, even if such accruals are never realized by the Trust in cash because of the related borrowers’ or issuers’ inability to pay. In addition, the deferral of PIK interest also increases a loan’s loan-to-value ratio at a compounding rate, thereby diminishing the security provided by the collateral backing the loan.

29	Invesco Senior Income Trust

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.85% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to any outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s consolidated financial statements for purposes of GAAP.)
The Subsidiary had entered into a separate contract with the Adviser whereby the Adviser provided investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary paid an advisory fee to the Adviser based on the annual rate of 0.85% of the Subsidiary’s average daily net assets. To the extent the Trust invested in the Subsidiary, the Adviser did not collect the portion of the advisory fee that the Adviser would have otherwise been entitled to collect from the Trust, in an amount equal to 100% of the advisory fee that the Adviser received from the Subsidiary.
Under the terms of a master
sub-advisory
agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. (collectively, the “Affiliated
Sub-Advisers”)
the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated
Sub-Adviser(s)
that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated
Sub-Adviser(s).
The Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Trust in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Trust of uninvested cash in such affiliated money market funds.
For the six months ended August 31, 2026, the Adviser waived advisory fees of $2,784.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. The Trust has also entered into an administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs related to monitoring the provisions of the loan agreements and any agreements with respect to participations and assignments, record keeping responsibilities with respect to interests in Senior Loans in the Trust’s portfolio and providing certain services to the holders of the Trust’s securities. For the six months ended August 31, 2026, expenses incurred under these agreements are shown in the Consolidated Statement of Operations as
Administrative services fees
. Invesco has entered into a
sub-administration
agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Trust. Pursuant to a custody agreement with the Trust, SSB also serves as the Trust’s custodian.
Certain officers and trustees of the Trust are officers and directors of Invesco.
NOTE 3–Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Variable Rate Senior Loan Interests	$—	$378,164,889	$337,561,128	$715,726,017

Common Stocks & Other Equity Interests	678,311	9,999,011	43,711,687	54,389,009

U.S. Dollar Denominated Bonds & Notes	—	12,009,698	594,660	12,604,358

Non-U.S. Dollar Denominated Bonds & Notes	—	4,994,777	4,065,897	9,060,674

Preferred Stocks	—	—	7,085,918	7,085,918

Total Investments in Securities	678,311	405,168,375	393,019,290	798,865,976

Other Investments - Assets*

Investments Matured	—	—	261,837	261,837

Forward Foreign Currency Contracts	—	279,496	—	279,496

	—	279,496	261,837	541,333

Other Investments - Liabilities*

Forward Foreign Currency Contracts	—	(1,226,267)	—	(1,226,267)

Total Other Investments	—	(946,771)	261,837	(684,934)

Total Investments	$678,311	$404,221,604	$393,281,127	$798,181,042

* Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

30	Invesco Senior Income Trust

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended August 31, 2026:

	Value 02/28/26*	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3**	Transfers out of Level 3**	Value 08/31/26
Variable Rate Senior Loan Interests	$341,760,884	$41,926,253	$(32,720,504)	$722,430	$(4,133,354)	$(10,615,702)	$11,225,962	$(10,604,841)	$337,561,128
Common Stocks & Other Equity Interests	39,012,297	5,713,285	(910,910)	–	(1,906,819)	3,751,647	–	(1,947,813)	43,711,687
Preferred Stocks	6,603,182	168,068	–	–	–	314,668	–	–	7,085,918
Non-U.S. Dollar Denominated Bonds & Notes	2,587,664	317,090	–	2,717	–	(128,308)	1,286,734	–	4,065,897
U.S. Dollar Denominated Bonds & Notes	699,133	134,229	–	39,370	(3,431,145)	3,153,073	–	–	594,660
Investments Matured	11,566,810	–	(11,304,973)	–	–	–	–	–	261,837
Total	$402,229,970	$48,258,925	$(44,936,387)	$764,517	$(9,471,318)	$(3,524,622)	$12,512,696	$(12,552,654)	$393,281,127
*Prior year balances have been adjusted for a change in security classification.
**Transfers into and out of Level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.
The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:

	Fair Value at 08/31/26	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
Variable Rate Senior Loan Interests	$337,561,128	Comparable Companies	EBITDA Multiple	0.53x - 10.50x	4.54x
		Discounted Cash Flow Model	Discount Rate	7.74% - 17.31%	10.65%
		Loan Origination Value	Original Cost	98.00% of Par	–
Common Stocks & Other Equity Interests	43,711,687	Comparable Companies	EBITDA Multiple	3.75x - 9.75x	5.48x
Preferred Stocks	7,085,918	Comparable Companies	EBITDA Multiple	9.50x	–
Non-U.S. Dollar Denominated Bonds & Notes	4,065,897	Valued at Cost	Acquisition Cost	100.00% of Par	–
U.S. Dollar Denominated Bonds & Notes	594,660	Comparable Companies	EBITDA Multiple	9.25x	–
Investments Matured	261,837	Discounted Cash Flow Model	Discount Rate	9.44%	–
Total	$393,281,127
NOTE 4–Derivative Investments
The Trust may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a trust may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out
netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Trust does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.
Value of Derivative Investments at
Period-End
The table below summarizes the value of the Trust’s derivative investments, detailed by primary risk exposure, held as of August 31, 2026:

Value
Derivative Assets	Currency Risk

Unrealized appreciation on forward foreign currency contracts outstanding	$279,496

Derivatives not subject to master netting agreements	-

Total Derivative Assets subject to master netting agreements	$279,496

Value
Derivative Liabilities	Currency Risk

Unrealized depreciation on forward foreign currency contracts outstanding	$(1,226,267)

Derivatives not subject to master netting agreements	-

Total Derivative Liabilities subject to master netting agreements	$(1,226,267)

31	Invesco Senior Income Trust

Offsetting Assets and Liabilities
The table below reflects the Trust’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2026.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash		Cash		Net Amount

Barclays Bank PLC	$35,666	$ −	$35,666	$	−	$	−	$35,666

BNP Paribas S.A.	−	(815,602)	(815,602)		−		−	(815,602)

Citibank, N.A.	6,807	−	6,807		−		−	6,807

J.P. Morgan Chase Bank, N.A.	190,559	(215,090)	(24,531)		−		−	(24,531)

Morgan Stanley and Co. International PLC	−	(22,258)	(22,258)		−		−	(22,258)

Royal Bank of Canada	26,543	(135,800)	(109,257)		−		−	(109,257)

State Street Bank & Trust Co.	1,392	−	1,392		−		−	1,392

Toronto-Dominion Bank (The)	18,529	(18,719)	(190)		−		−	(190)

UBS AG	−	(18,798)	(18,798)		−		−	(18,798)

Total	$279,496	$(1,226,267)	$(946,771)	$	−	$	−	$(946,771)

Effect
of
Derivative
Investments
for
the
six
months
ended
August
31,
2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Consolidated Statement of Operations
Currency Risk
Realized Gain: Forward foreign currency contracts	$2,575,383
Change in Net Unrealized Appreciation (Depreciation): Forward foreign currency contracts	(1,601,773)
Total	$973,610
The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts
Average notional value	$123,655,345
NOTE 5–Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’Fees and Benefits
include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Fund, and
Trustees’and Officers’ Fees and Benefits
also include amounts accrued by the Trust to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Trust.
NOTE 6–Cash Balances and Borrowings
The Trust has entered into a $150 million revolving credit and security agreement with Societe Generale and The Toronto-Dominion Bank (the “Societe Generale Credit Agreement”), which will expire on July 7, 2027.
The LLC has entered into a revolving credit and security agreement with Natixis (the “Natixis Credit Agreement”), which will expire on July 6, 2027. The LLC’s Natixis Credit Agreement permitted borrowings as follows: up to $80 million prior to March 25, 2026; up to $70 million from March 25, 2026 through June 7, 2026; and up to $60 million effective June 7, 2026.
The revolving credit and security agreements are secured by the assets of the Trust and the LLC, respectively. The Trust and the LLC are subject to certain covenants relating to their respective revolving credit and security agreements. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreements.
During the six months ended August 31, 2026, the average daily balance of borrowing under the Trust’s Societe Generale Credit Agreement was $116,956,522 with an average interest rate of 4.77%.
During the six months ended August 31, 2026, the average daily balance of borrowing under the LLC’s Natixis Credit Agreement was $54,494,565 with an average interest rate of 6.41%.
The combined carrying amount of the Trust’s and LLC’s payables for borrowings as reported on the Consolidated Statement of Assets and Liabilities approximates their fair value. Expenses under the revolving credit and security agreements are shown in the Consolidated Statement of Operations as
Interest, facilities and maintenance fees
.
Additionally, the Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end,
are shown in the Consolidated Statement of Assets and Liabilities under the payable caption
Amount due custodian
. To compensate the custodian bank for

32	Invesco Senior Income Trust

such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

33	Invesco Senior Income Trust

NOTE 7–Unfunded Loan Commitments
Pursuant to the terms of certain Senior Loan agreements, the Trust held the following unfunded loan commitments as of August 31, 2026. The Trust intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. Unfunded loan commitments are reflected as a liability on the Consolidated Statement of Assets and Liabilities.

Borrower	Type	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)

80-20	Delayed Draw Term Loan	$566,522	$1,138

80-20	Revolver Loan	853,645	(2,156)

A-1 Garage Door Services	Revolver Loan	1,105,314	13,136

AMCP Pet Holdings, Inc.	Delayed Draw Term Loan	58,711	0

AnaCap (AFE S.A. SICAV-RAIF)	Delayed Draw Term Loan	86,878	(353)

Arcosa Marine Products, Inc.	Revolver Loan	320,617	812

Associated Spring	Revolver Loan	1,194,793	14,619

Azuria Water Solutions, Inc	Delayed Draw Term Loan	20,112	(35)

Capitol Imaging Services LLC	Incremental Delayed Draw Term Loan	1,612,684	836

Capitol Imaging Services LLC	Revolver Loan	203,405	1,252

Citrin Cooperman Advisors LLC	Delayed Draw Term Loan	209,885	(3,942)

CoreWeave	Delayed Draw Term Loan	390,342	7,770

CoreWeave Financing DDTL V-VLLC	Delayed Draw Term Loan	390,965	13,833

D&H United Fueling Solutions	Incremental Delayed Draw Term Loan	184,304	(979)

D&H United Fueling Solutions	Revolver Loan	16,994	(37)

Dresser Utility Solutions	Delayed Draw Term Loan	123,070	462

Dwyer Instruments LLC (DwyerOmega)	Delayed Draw Term Loan	223,210	1,190

Eisner Advisory Group LLC	Delayed Draw Term Loan	707,798	6,137

Emma Buyer LLC (Emerald Exposition)	Delayed Draw Term Loan	47,937	461

Esquire Deposition Solutions LLC	Revolver Loan	1,279,143	(5,117)

Evaaro US Bidco (Keg Logistics + Ekeg MergeCo)	Delayed Draw Term Loan	271,364	(1,901)

Evaaro US Bidco (Keg Logistics + Ekeg MergeCo)	Delayed Draw Term Loan	15,024	(70)

Evaaro US Bidco (Keg Logistics + Ekeg MergeCo)	Revolver Loan	218,383	17

FDH Group Acquisition, Inc.	Delayed Draw Term Loan	409,358	1,526

G-3 Musketeers Acquisition, Inc.	Term Loan	873,796	(116)

G-3 Musketeers Acquisition, Inc.	Term Loan	260,192	(69)

GC Ferry Acquisition I, Inc. (First Eagle Investment Management LLC)	Delayed Draw Term Loan	535,368	2,929

Gougeon Holdings Co., Inc.	Incremental Term Loan	1,226,561	21,627

Gougeon Holdings Co., Inc.	Revolver Loan	315,975	3,823

Hasa Intermediate Holdings LLC	Delayed Draw Term Loan	1,056,250	14,753

Hasa Intermediate Holdings LLC	Incremental Delayed Draw Term Loan	107,819	312

Hasa Intermediate Holdings LLC	Revolver Loan	1,479,748	18,832

Hightower Holding LLC.	Delayed Draw Term Loan	290,831	0

IMS Services Enterprises LLC	Delayed Draw Term Loan	490,512	(1,133)

IMS Services Enterprises LLC	Revolver Loan	235,807	608

IPS Corp./CP Iris Holdco	Delayed Draw Term Loan	48,425	(1,195)

Keg Logistics LLC	Revolver Loan	1,656,139	6,528

Lamark Media Group LLC	Revolver Loan	542,291	1,029

M&D Distributors	Revolver Loan	311,260	(12,762)

Matrix Adhesives	Delayed Draw Term Loan	170,791	(911)

Matrix Adhesives	Revolver Loan	212,852	(132)

McDermott International, Ltd.	First Lien Term Loan	178,303	7,587

McDermott International, Ltd.	LOC	2,375,092	(42,334)

MicroCare Holdings LLC	Delayed Draw Term Loan	1,217,886	7,604

MicroCare Holdings LLC	Revolver Loan	1,210,311	15,179

Muth Mirror Systems LLC	Revolver Loan	380,558	(258,734)

NAC Aviation 8 Ltd.	Revolver Loan	1,826,168	0

NetrixLLC	Revolver Loan	725,215	(20,611)

NFP Wealth (Chicago US MidCo III)	Delayed Draw Term Loan	133,370	(762)

34	Invesco Senior Income Trust

Borrower	Type	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)

PennAero (Takeoff Buyer, Inc.)	Delayed Draw Term Loan	$71,714	$377

S3 AeroDefense	Delayed Draw Term Loan	1,715,956	(7,185)

Selecta Group B.V.	Revolver Loan	7,638	225

Source Holding Delaware LLC	Delayed Draw Term Loan	735,402	(23,897)

Source Holding Delaware LLC	Revolver Loan	130,898	(3,662)

Tank Holding Corp.	Revolver Loan	420,829	(17,354)

US Fertility Enterprises LLC	Delayed Draw Term Loan	81,763	417

US Fitness, LLC	Delayed Draw Term Loan	88,441	(1,926)

US Fitness, LLC	Revolver Loan	606,620	(10,692)

V Global Holdings LLC	Revolver Loan	766,747	(45,092)

Western Smokehouse Partners	Delayed Draw Term Loan	340,892	637

Western Smokehouse Partners	Revolver Loan	320,063	2,697

		$33,658,941	$(294,804)

NOTE 8–Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
For the six months ended August 31, 2026, the Subsidiary did not incur any current or deferred federal income tax expense.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Trust had a capital loss carryforward as of February 28, 2026, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$31,459,659	$222,234,584	$253,694,243
Expiring 2031	1,083,139	-	1,083,139
Total	$32,542,798	$222,234,584	$254,777,382

*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2026 was $171,850,093 and $192,350,803, respectively. As of August 31, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$38,373,995

Aggregate unrealized (depreciation) of investments	(92,372,494)

Net unrealized appreciation (depreciation) of investments	$(53,998,499)

Cost of investments for tax purposes is $852,179,541.
NOTE 10–Common Shares of Beneficial Interest
Transactions in common shares of beneficial interest were as follows:

	Six Months Ended August 31,	Year Ended February 28,
	2026	2026
Beginning shares	153,925,029	153,545,293
Shares sold through shelf offering	-	199,787
Shares issued through dividend reinvestment	-	179,949
Ending shares	153,925,029	153,925,029
In September 2026, the Board of Trustees of the Trust approved the renewal of the Trust’s share repurchase program that allows the Trust to repurchase up to 25% of the
20-day
average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value. Shares repurchased by the Trust under this program, if any, are shown in the table above under the caption Shares redeemed.
The Trust has filed a registration statement (the “Registration Statement”) with the U.S. Securities and Exchange Commission authorizing the Trust to issue up to 77,000,000 additional common shares through a “shelf” registration process pursuant to Rule 415 under the Securities Act of 1933, as amended (the “1933 Act”).

35	Invesco Senior Income Trust

During the six months ended August 31, 2026, the Trust did not sell any common shares through its shelf offering. During the year ended February 28, 2026, the Trust sold 199,787 common shares at a value of $758,705 (net of offering costs) through its shelf offering. Costs incurred by the Trust in connection with the shelf offering are recorded as deferred offering costs and are amortized pro rata as common shares are sold. Any deferred offering costs remaining after the effectiveness of the initial shelf registration will be expensed.
The Trust has entered into a distribution agreement with Invesco Distributors, Inc. (“IDI”), an affiliate of the Trust and Invesco, to provide for distribution of the Trust’s common shares. IDI has entered into a sub-placement
agent agreement with JonesTrading Institutional Services LLC pursuant to which JonesTrading Institutional Services LLC will be acting as IDI’s exclusive sub-placement
agent (the
“Sub-Placement
Agent”) with respect to the Trust’s common shares offered pursuant to the Registration Statement.
Under the 1940 Act, the Trust may not sell any common shares at a price below the current net asset value per share of such common shares plus the per share amount of any distributing commission or discount. The Trust or IDI will suspend the sale of common shares if the per share price of the common shares is less than such minimum price. The Trust currently intends to distribute the common shares offered pursuant to the Registration Statement primarily in negotiated transactions or through transactions deemed “at the market,” as defined in Rule 415 under the 1933 Act, including sales made directly on the NYSE or sales made to or through a market maker other than on an exchange at prices related to the prevailing market prices or at negotiated prices.
The Trust will compensate IDI with respect to sales of common shares at a commission rate of up to 1.00% of the gross proceeds of the sale of the Trust’s common shares. Out of this amount, IDI will compensate the
Sub-Placement
Agent at a rate of up to the full 1.00% of the gross sales proceeds of the sale of the Trust’s common shares sold by the
Sub-Placement
Agent.
NOTE 11–Senior Loan Participation Commitments
The Trust invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Trust purchases a participation of a Senior Loan interest, the Trust typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Trust assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Trust and the borrower.
At the six months ended August 31, 2026, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Trust on a participation basis.

Selling Participant	Principal Amount	Value

Barclays Bank PLC	$2,321,320	$2,286,500

NOTE 12–Variable Rate Demand Mode Preferred Shares
The Trust issued 500 Series A VRDM Shares and 500 Series B VRDM Shares, each with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. Societe Generale acts as Liquidity Provider for the Series A VRDM Shares and The Toronto-Dominion Bank, New York Branch, acts as Liquidity Provider for the Series B VRDM Shares. TD Financial Products LLC and Deutsche Bank Trust Company Americas act as the Remarketing Agent and the Tender and Paying Agent, respectively, for both Series of VRDM Shares. The holders of the VRDM Shares of each Series are subject to change from time-to-time,
but generally are expected to be investment companies registered under the 1940 Act, including regulated money market funds subject to Rule
2a-7
thereunder. As of August 31, 2026, the VRDM Shares outstanding were as follows:

Series	Issue Date	Shares Issued	Term Redemption Date

A	10/24/2024	500	11/01/2034

B	10/24/2024	500	11/01/2034

The VRDM Shares are a floating-rate form of preferred shares and are considered debt for financial reporting purposes. The VRDM Shares provide the holders thereof with the optional right to tender their VRDM Shares to the Tender and Paying Agent for remarketing at a price equal to the liquidation preference thereof, plus any accumulated but unpaid dividends thereon (the “Purchase Price”), upon not less than seven calendar days prior notice to the Tender and Paying Agent. Upon exercise of the optional tender right by a holder, the Remarketing Agent will seek to remarket the relevant VRDM Shares at the Purchase Price to one or more new investors. If the remarketing is successful, the proceeds of the sale of the remarketed VRDM Shares are used by the Tender and Paying Agent to pay the tendering holder the Purchase Price. If the Remarketing Agent is unable to remarket some or all of the VRDM Shares tendered for remarketing, the relevant Liquidity Provider provides an irrevocable commitment to purchase such tendered but unremarketed VRDM Shares at the Purchase Price from the tendering holder. The VRDM Shares are also subject to mandatory tender for remarketing by holders thereof upon the occurrence of certain mandatory tender events, including a failure by the Trust to make a scheduled payment of dividends on any VRDM Shares on a monthly dividend payment date, a downgrade in the short-term credit ratings assigned to the relevant Liquidity Provider below a specified level or a failure by the Trust to comply with a maximum “leverage ratio” requirement specified in the governing documents for the VRDM Shares. Additionally, the VRDM Shares are subject to mandatory purchase by the relevant Liquidity Provider upon the occurrence of certain events, including the failure of the relevant Liquidity Provider to renew its liquidity commitment annually, by the fifteenth day prior to the then-applicable termination date of such liquidity commitment.
The VRDM Shares may be redeemed, at the option of the Trust, at any time, in whole or in part, at a redemption price per share equal to the sum of $100,000 plus an amount equal to accumulated but unpaid dividends thereon to, but excluding, the date fixed for redemption (the “Redemption Price”). The VRDM Shares of each Series are subject to mandatory redemption on the term redemption date, as well as on an earlier date if the Trust fails to maintain a minimum “asset coverage” of the VRDM Shares that is specified in the governing documents for the VRDM Shares. Additionally, if the relevant Liquidity Provider acquires any VRDM Shares in connection with an optional tender, mandatory tender or mandatory purchase and continues to be the holder of such VRDM Shares for a period of six months during which such VRDM Shares cannot be successfully remarketed, the Trust is required to mandatorily redeem such VRDM Shares held by the Liquidity Provider (a “Purchased VRDM Shares Redemption”). In the
six-month
period preceding the term redemption date or a Purchased VRDM Shares Redemption, the Trust will be required to earmark assets having a value equal to 120% of the relevant Redemption Price.
The Trust incurs costs in connection with the issuance and/or extension of the VRDM Shares. These costs are recorded as a deferred charge and are amortized over the term life of the VRDM Shares. Amortization of these costs is included in
Interest, facilities and maintenance fees
on the Consolidated Statement of Operations, and the unamortized balance is included in the value of
Variable rate demand mode preferred shares
on the Consolidated Statement of Assets and Liabilities.
Dividends paid on the VRDM Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. As of August 31, 2026, the dividend rate on the VRDM Shares of each Series was 3.81%. Such rate is reset once a week by the Remarketing Agent. For each Series of VRDM Shares,the Remarketing Agent determines the dividend rate as being the lowest rate under then-existing market conditions that in the Remarketing Agent’s sole judgment would result in the VRDM Shares having a market value equal to the liquidation preference thereof, plus accumulated but unpaid dividends thereon. However, if the relevant Liquidity Provider purchases VRDM Shares in connection with an optional tender, mandatory tender or mandatory purchase, the dividend rate will instead be determined by the Remarketing Agent on the basis of one-month
Term SOFR plus a spread (which spread will increase over time the longer the Liquidity Provider

36	Invesco Senior Income Trust

continues to be the holder of such VRDM Shares). The dividend rate will in no case exceed 15% per annum. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VRDM Shares during the six months ended August 31, 2026 were $100,000,000 and 3.78%, respectively.
The Trust is subject to certain restrictions relating to the VRDM Shares, such as maintaining certain “asset coverage” and “leverage ratio” requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and, as noted above could trigger a mandatory redemption or a mandatory tender of the VRDM Shares.
The liquidation preference of VRDM Shares, which approximates fair value, is recorded as a liability under the caption
Variable rate demand mode preferred shares
on the Consolidated Statement of Assets and Liabilities. Unpaid dividends on VRDM Shares are recognized as Accrued interest expense on the Consolidated Statement of Assets and Liabilities. Dividends paid on VRDM Shares are recognized as a component of
Interest, facilities and maintenance fees
on the Consolidated Statement of Operations.
NOTE 13–Dividends
The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2026:

Declaration Date	Amount per Share	Record Date	Payable Date

September 1, 2026	$0.0290	September 14, 2026	September 30, 2026

October 1, 2026	$0.0290	October 14, 2026	October 30, 2026

37	Invesco Senior Income Trust

Approval of Investment Advisory and
Sub-Advisory
Contracts

At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of Invesco Senior Income Trust (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup
Sub-Advisory
Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. (collectively, the Affiliated
Sub-Advisers
and the
sub-advisory
contracts) for another year, effective July 1, 2026. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory
contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated
Sub-Advisers
is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory
contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established
Sub-Committees.
The
Sub-Committees
meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process. In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory
contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees,
as well as the information provided to the Board and its committees and sub-committees
throughout the year.
 As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April
28-29,
2026 and June
9-11,
2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory
contracts in separate sessions with the Senior Officer and with independent legal counsel.
 The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory
contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory
contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed-end
fund, including, but not limited to, leverage management and monitoring, evaluating, and, where appropriate, making recommendations with respect to the Fund’s trading discount, share repurchase program, and distribution rates, as well as shareholder relations activities including with respect to investors focused on short-term profits. The Board also considered that in December 2024 and January 2025, Invesco had recommended, and the Board had approved, the filing of a “universal” shelf registration statement for the Fund to register an offering of additional common shares of beneficial interest and subscription rights to purchase common shares, and had considered the benefits to the Fund and its shareholders of conducting a secondary offering pursuant to such registration statement. The Board considered information provided by Invesco regarding the results of an
“at-the-market”
offering of the Fund’s common shares, including the benefits that inured to the Fund and its shareholders from such offering. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory
services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
 The Board reviewed the services that may be provided to the Fund by the Affiliated
Sub-Advisers
under the
sub-advisory
contracts and the credentials and experience of the officers and employees of the Affiliated
Sub-Advisers
who provide these services. The Board noted the Affiliated
Sub-Advisers’
expertise with respect to certain asset classes and that the Affiliated
Sub-Advisers
have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated
Sub-Advisers
can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory
contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated
Sub-Advisers
in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated
Sub-Advisers
supported the renewal of the
sub-advisory
contracts.
B.	Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well

38	Invesco Senior Income Trust

as the
sub-advisory
contracts for the Fund, as Invesco Senior Secured Management, Inc. currently manages assets of the Fund.
 The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the S&P UBS Leveraged Loan Index (Index). The Board noted that the Fund’s performance was in the fifth quintile of its performance universe for the one and three year periods and the third quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that the Fund’s performance was below the performance of the Index for the one year period and reasonably comparable to the performance of the Index for the three and five year periods. The Board considered that the Fund’s three year underperformance was driven by the restructurings of several portfolio companies, as well as the Fund’s defensive position and credit allocations. The Board also considered that sector allocation negatively impacted the Fund’s relative short-term performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.
C.	Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for shares of the Fund were the same as and above, respectively, the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio
management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund
basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual management fees and total expense ratio were in the fourth quintile of its expense group and discussed with management reasons for such relative actual management fees and total expenses.
 The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive
fee structures, which are not easily
un-bundled.
 The Board also considered the services that may be provided by the Affiliated
Sub-Advisers
pursuant to the
sub-advisory
contracts, as well as the fees payable by Invesco Advisers to the Affiliated
Sub-Advisers
pursuant to the
sub-advisory
contracts. The Board noted that the
sub-advisory
fees for the Fund are negotiated at arm’s length by Invesco Advisers and are paid by Invesco Advisers out of its advisory fees. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised
Invesco Funds, including oversight of the Affiliated
Sub-Advisers
as well as the additional services described herein other than day-to-day
portfolio management.
D.	Economies of Scale and Breakpoints
The Board noted that most
closed-end
funds do not have fund level breakpoints because
closed-end
funds generally do not experience substantial asset growth after the initial public offering. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund
basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated
Sub-Advisers
are financially sound and have the resources necessary to perform their obligations under the sub-advisory
contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.
 The Board considered that the Fund’s uninvested cash may be invested in registered money market funds advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

39	Invesco Senior Income Trust

Proxy Results
A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Senior Income Trust (the “Fund”) was held on August 4, 2026. The Meeting was held for the following purpose:
(1). Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.
(2). Election of Trustees by Preferred Shareholders voting as a separate class.
The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Withheld

(1).	Beth Ann Brown	113,135,221.82	7,336,279.00
	Jeffrey H. Kupor	113,336,595.82	7,134,905.00
(2).	Anthony J. LaCava, Jr.	1,000.00	0.00

40	Invesco Senior Income Trust

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Correspondence information
Send general correspondence to Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078

Trust holdings and proxy voting information
The Trust provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form
N-PORT.
The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Form
N-PORT
filings on the SEC website at sec.gov. The SEC file number for the Trust is shown below.
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/
corporate/about-us/esg.
The information is also available on the SEC website, sec.gov.
Information regarding how the Trust voted proxies related to its portfolio securities during the most recent
12-month
period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number(s): 811-08743	VK-CE-SINC-SAR-1

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semi-annual report.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)

As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant’s PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant’s PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Senior Income Trust

By:	/s/ Glenn Brightman
Name:	Glenn Brightman
Title:	Principal Executive Officer

Date: November 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn Brightman
Name:	Glenn Brightman
Title:	Principal Executive Officer

Date: November 6, 2026

By:	/s/ Adrien Deberghes
Name:	Adrien Deberghes
Title:	Principal Financial Officer

Date: November 6, 2026